United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.21%
Consumer Discretionary - 7.16%
Auto Components - 1.23%
Adient PLC	7,832	$512,761
Goodyear Tire & Rubber Co.	55,608	1,752,208
Magna International, Inc.	45,527	2,171,183

		4,436,152

Automobiles - 1.88%
Ford Motor Co.	51,017	572,411
General Motors Co.	121,532	4,372,721
Harley-Davidson, Inc.	8,841	430,292
Honda Motor Co., Ltd., ADR	13,493	378,074
Toyota Motor Corp., ADR	9,141	1,031,470

		6,784,968

Hotels, Restaurants & Leisure - 0.30%
Carnival Corp.	6,942	463,587
Norwegian Cruise Line Holdings Ltd.A	11,565	636,884

		1,100,471

Household Durables - 0.37%
DR Horton, Inc.	27,611	985,437
Tupperware Brands Corp.	5,813	352,907

		1,338,344

Media - 1.57%
CBS Corp., Class B, NVDR	17,252	1,135,699
Comcast Corp., Class A	31,660	1,280,647
Discovery Communications, Inc., Class AA B	66,900	1,645,740
Discovery Communications, Inc.A	20,599	476,455
Omnicom Group, Inc.	4,186	329,605
Regal Entertainment Group, Class A	43,500	827,370

		5,695,516

Multiline Retail - 0.53%
Dollar General Corp.	19,489	1,464,793
Target Corp.	7,728	437,946

		1,902,739

Specialty Retail - 1.05%
Advance Auto Parts, Inc.	10,300	1,153,703
Bed Bath & Beyond, Inc.	19,424	580,778
Lowe’s Cos, Inc.	26,826	2,076,332

		3,810,813

Textiles, Apparel & Luxury Goods - 0.23%
Hanesbrands, Inc.B	36,100	827,412

Total Consumer Discretionary		25,896,415

Consumer Staples - 2.81%
Beverages - 0.35%
Molson Coors Brewing Co., Class B	14,400	1,281,312

Food & Staples Retailing - 0.98%
CVS Health Corp.	34,804	2,781,884
Wal-Mart Stores, Inc.	9,640	771,104

		3,552,988

Food Products - 0.12%
Kellogg Co.	6,292	427,856

Tobacco - 1.36%
Altria Group, Inc.	24,820	1,612,555

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.21% (continued)
Consumer Staples - 2.81% (continued)
Tobacco - 1.36% (continued)
Imperial Brands PLC, ADR	31,107	$1,303,383
Philip Morris International, Inc.	17,033	1,987,922

		4,903,860

Total Consumer Staples		10,166,016

Energy - 8.39%
Energy Equipment & Services - 0.56%
Helmerich & Payne, Inc.B	31,300	1,584,406
Oceaneering International, Inc.	17,155	440,026

		2,024,432

Oil, Gas & Consumable Fuels - 7.83%
Anadarko Petroleum Corp.	20,297	926,964
Andeavor	9,200	915,676
Apache Corp.	36,914	1,826,505
BP PLC, ADR	159,733	5,613,018
Canadian Natural Resources Ltd.	102,465	3,135,429
Chevron Corp.	17,781	1,941,507
Cobalt International Energy, Inc.A B	11,869	30,622
ConocoPhillips	73,235	3,322,672
Devon Energy Corp.	50,307	1,675,726
Hess Corp.	38,732	1,725,123
Kosmos Energy Ltd.A B	71,569	472,355
Marathon Oil Corp.	169,131	2,068,472
Murphy Oil Corp.	45,275	1,203,410
Phillips 66	26,379	2,209,241
Royal Dutch Shell PLC, Class A, ADR	22,235	1,256,945

		28,323,665

Total Energy		30,348,097

Financials - 18.26%
Banks - 9.65%
Bank of America Corp.	347,872	8,390,673
BNP Paribas S.A., ADR	26,000	1,010,100
CIT Group, Inc.	6,650	316,873
Citigroup, Inc.	154,173	10,553,142
Citizens Financial Group, Inc.	33,968	1,191,597
JPMorgan Chase & Co.	68,314	6,271,225
PNC Financial Services Group, Inc.	8,703	1,120,946
Popular, Inc.	25,298	1,066,058
Wells Fargo & Co.	92,513	4,990,151

		34,910,765

Capital Markets - 2.54%
Bank of New York Mellon Corp.	8,915	472,762
Blackstone Group LPC	75,730	2,533,169
Goldman Sachs Group, Inc.	3,897	878,111
KKR & Co. LPC	182,284	3,532,664
Morgan Stanley	14,137	663,025
State Street Corp.	11,906	1,109,996

		9,189,727

Consumer Finance - 2.16%
Ally Financial, Inc.	31,200	706,368
Capital One Financial Corp.	24,429	2,105,291
Discover Financial Services	17,700	1,078,638
Navient Corp.	45,230	667,143

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.21% (continued)
Financials - 18.26% (continued)
Consumer Finance - 2.16% (continued)
OneMain Holdings, Inc.A	20,865	$557,930
Santander Consumer USA Holdings, Inc.A	75,579	968,167
SLM Corp.A	74,156	821,648
Synchrony Financial	29,506	894,622

		7,799,807

Diversified Financial Services - 0.60%
Berkshire Hathaway, Inc., Class BA	12,342	2,159,480

Insurance - 3.03%
American International Group, Inc.	100,621	6,585,644
MetLife, Inc.	13,326	732,930
Travelers Companies, Inc.	10,457	1,339,437
XL Group Ltd.	51,937	2,306,003

		10,964,014

Mortgage Real Estate Investment Trusts (REITs) - 0.12%
Two Harbors Investment Corp.	44,757	442,647

Thrifts & Mortgage Finance - 0.16%
Radian Group, Inc.	34,261	596,827

Total Financials		66,063,267

Health Care - 7.02%
Biotechnology - 0.85%
AbbVie, Inc.	12,085	844,862
Biogen, Inc.A	2,072	600,031
Celgene Corp.A	5,686	769,941
Gilead Sciences, Inc.	11,420	868,948

		3,083,782

Health Care Equipment & Supplies - 1.23%
Medtronic PLC	47,126	3,957,170
Zimmer Biomet Holdings, Inc.	3,932	477,030

		4,434,200

Health Care Providers & Services - 1.16%
Anthem, Inc.	22,633	4,214,491

Pharmaceuticals - 3.78%
GlaxoSmithKline PLC, ADR	37,643	1,525,294
Horizon Pharma PLCA	38,412	460,176
Jazz Pharmaceuticals PLCA	3,393	521,199
Johnson & Johnson	15,986	2,121,662
Mallinckrodt PLCA	17,712	811,210
Merck & Co., Inc.	33,331	2,129,184
Mylan N.V.A	18,744	730,829
Pfizer, Inc.	89,863	2,979,857
Sanofi, ADR	50,571	2,395,042

		13,674,453

Total Health Care		25,406,926

Industrials - 7.32%
Aerospace & Defense - 1.45%
Boeing Co.	3,805	922,560
Embraer S.A., ADR	16,724	338,995
General Dynamics Corp.	3,611	708,948
Raytheon Co.	8,554	1,469,321

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.21% (continued)
Industrials - 7.32% (continued)
Aerospace & Defense - 1.45% (continued)
Rockwell Collins, Inc.	10,064	$1,072,118
United Technologies Corp.	6,147	728,850

		5,240,792

Airlines - 0.96%
American Airlines Group, Inc.	31,944	1,611,256
Delta Air Lines, Inc.	37,945	1,872,965

		3,484,221

Building Products - 0.84%
Johnson Controls International PLC	78,429	3,054,809

Construction & Engineering - 0.51%
AECOMA	21,981	701,194
Chicago Bridge & Iron Co. N.V.B	26,777	501,801
Fluor Corp.	14,546	631,733

		1,834,728

Electrical Equipment - 0.42%
Eaton Corp. PLC	19,406	1,518,519

Industrial Conglomerates - 1.17%
General Electric Co.	23,800	609,518
Honeywell International, Inc.	12,367	1,683,396
Koninklijke Philips N.V.	50,593	1,931,135

		4,224,049

Machinery - 1.32%
CNH Industrial N.V.	147,280	1,696,666
Cummins, Inc.	11,872	1,993,309
PACCAR, Inc.	6,139	420,214
Parker-Hannifin Corp.	4,099	680,352

		4,790,541

Trading Companies & Distributors - 0.65%
AerCap Holdings N.V.A	48,091	2,361,268

Total Industrials		26,508,927

Information Technology - 8.24%
Communications Equipment - 1.25%
Cisco Systems, Inc.	72,871	2,291,793
Telefonaktiebolaget LM Ericsson, Sponsored ADR	346,520	2,224,658

		4,516,451

Electronic Equipment, Instruments & Components - 1.01%
Corning, Inc.	82,995	2,418,474
IPG Photonics Corp.A	5,434	829,446
TE Connectivity Ltd.	5,258	422,691

		3,670,611

IT Services - 0.41%
First Data Corp., Class AA	55,800	1,041,228
Teradata Corp.A	13,418	426,961

		1,468,189

Semiconductors & Semiconductor Equipment - 1.11%
Intel Corp.	21,079	747,672
Micron Technology, Inc.A	55,135	1,550,396
QUALCOMM, Inc.	28,684	1,525,702

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 65.21% (continued)
Information Technology - 8.24% (continued)
Semiconductors & Semiconductor Equipment - 1.11% (continued)
Versum Materials, Inc.	5,944	$209,586

		4,033,356

Software - 2.92%
Microsoft Corp.	72,455	5,267,479
Oracle Corp.	105,765	5,280,846

		10,548,325

Technology Hardware, Storage & Peripherals - 1.54%
Apple, Inc.	7,358	1,094,355
Hewlett Packard Enterprise Co.	255,508	4,473,945

		5,568,300

Total Information Technology		29,805,232

Materials - 3.09%
Chemicals - 1.98%
Air Products & Chemicals, Inc.	14,732	2,094,154
Dow Chemical Co.	43,811	2,814,419
Eastman Chemical Co.	18,885	1,570,477
LyondellBasell Industries N.V., Class A	7,517	677,206

		7,156,256

Containers & Packaging - 0.59%
Crown Holdings, Inc.A	24,335	1,447,202
International Paper Co.	12,225	672,131

		2,119,333

Metals & Mining - 0.32%
Reliance Steel & Aluminum Co.	15,987	1,156,819

Paper & Forest Products - 0.20%
Louisiana-Pacific Corp.A	29,609	743,482

Total Materials		11,175,890

Telecommunication Services - 1.39%
Diversified Telecommunication Services - 0.87%
AT&T, Inc.	52,340	2,041,260
Verizon Communications, Inc.	22,538	1,090,839

		3,132,099

Wireless Telecommunication Services - 0.52%
Vodafone Group PLC, Sponsored ADR	64,032	1,900,470

Total Telecommunication Services		5,032,569

Utilities - 1.53%
Electric Utilities - 0.49%
Entergy Corp.	15,413	1,182,485
PPL Corp.	8,347	319,941
Southern Co.	6,143	294,434

		1,796,860

Independent Power and Renewable Electricity Producers - 0.83%
Calpine Corp.A	208,968	3,004,960

Multi-Utilities - 0.21%
CenterPoint Energy, Inc.	26,782	754,984

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
COMMON STOCKS - 65.21% (continued)
Utilities - 1.53% (continued)
Total Utilities		$5,556,804

Total Common Stocks (Cost $185,009,502)		235,960,143

	Principal Amount
CORPORATE OBLIGATIONS - 10.19%
Basic Materials - 0.19%
Dow Chemical Co.,
4.125%, Due 11/15/2021	$145,000	155,732
3.500%, Due 10/1/2024	299,000	309,489
EI du Pont de Nemours & Co., 2.200%, Due 5/1/2020	70,000	70,596
Nucor Corp.,
4.125%, Due 9/15/2022	77,000	82,578
4.000%, Due 8/1/2023	80,000	85,349

		703,744

Communications - 0.91%
AT&T, Inc.,
4.450%, Due 4/1/2024	80,000	85,060
3.400%, Due 5/15/2025	169,000	166,483
4.500%, Due 5/15/2035	106,000	103,230
6.350%, Due 3/15/2040	60,000	69,703
CBS Corp., 3.375%, Due 3/1/2022	337,000	348,578
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.750%, Due 2/15/2028D	130,000	126,954
Comcast Corp.,
5.875%, Due 2/15/2018	200,000	204,503
3.150%, Due 3/1/2026	84,000	85,027
6.550%, Due 7/1/2039	217,000	297,023
eBay, Inc., 2.150%, Due 6/5/2020	95,000	95,319
NBCUniversal Enterprise, Inc., 1.699%, Due 4/1/2021D E	735,000	736,847
Time Warner, Inc.,
4.875%, Due 3/15/2020	217,000	232,809
4.750%, Due 3/29/2021	157,000	169,675
Verizon Communications, Inc.,
4.600%, Due 4/1/2021	173,000	186,034
4.125%, Due 3/16/2027	180,000	185,074
Walt Disney Co., 1.800%, Due 6/5/2020	190,000	190,046

		3,282,365

Consumer, Cyclical - 1.45%
American Honda Finance Corp.,
1.700%, Due 2/22/2019	140,000	140,257
3.875%, Due 9/21/2020D	250,000	263,787
Costco Wholesale Corp., 2.150%, Due 5/18/2021	265,000	266,354
CVS Health Corp., 2.125%, Due 6/1/2021	110,000	109,310
Daimler Finance North America LLC,
2.250%, Due 9/3/2019D	169,000	170,014
2.450%, Due 5/18/2020D	313,000	315,740
Delphi Corp., 4.150%, Due 3/15/2024	155,000	163,869
Ford Motor Credit Co. LLC,
2.146%, Due 6/15/2018E	472,000	474,175
2.304%, Due 1/9/2020E	222,000	223,598
5.875%, Due 8/2/2021	200,000	223,395
3.810%, Due 1/9/2024	95,000	96,692
General Motors Financial Co., Inc.,
2.234%, Due 4/13/2020E	805,000	808,242

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.19% (continued)
Consumer, Cyclical - 1.45% (continued)
General Motors Financial Co., Inc. (continued)
3.150%, Due 6/30/2022	$90,000	$90,306
Home Depot, Inc.,
2.700%, Due 4/1/2023	72,000	73,329
3.350%, Due 9/15/2025	65,000	67,611
McDonald’s Corp., 3.700%, Due 1/30/2026	183,000	191,754
Newell Brands, Inc., 5.500%, Due 4/1/2046	85,000	102,192
Nissan Motor Acceptance Corp., 2.350%, Due 3/4/2019D	289,000	291,044
PACCAR Financial Corp.,
1.300%, Due 5/10/2019	58,000	57,655
2.200%, Due 9/15/2019	92,000	92,712
Toyota Motor Credit Corp., 2.125%, Due 7/18/2019	320,000	323,003
Volkswagen Group of America Finance LLC, 2.450%, Due 11/20/2019D	313,000	315,526
Wal-Mart Stores, Inc., 7.550%, Due 2/15/2030	169,000	247,830
Walgreens Boots Alliance, Inc., 3.800%, Due 11/18/2024	145,000	151,103

		5,259,498

Consumer, Non-Cyclical - 1.20%
Abbott Laboratories,
2.350%, Due 11/22/2019	90,000	90,954
4.900%, Due 11/30/2046	90,000	99,325
AbbVie, Inc.,
2.900%, Due 11/6/2022	82,000	83,520
4.300%, Due 5/14/2036	87,000	90,900
Altria Group, Inc., 4.750%, Due 5/5/2021	145,000	158,506
Amgen, Inc., 4.400%, Due 5/1/2045	95,000	99,704
Anheuser-Busch InBev Finance, Inc.,
1.900%, Due 2/1/2019	1,060,000	1,064,664
2.650%, Due 2/1/2021	170,000	172,874
3.650%, Due 2/1/2026	170,000	175,834
Baxalta, Inc., 4.000%, Due 6/23/2025	67,000	70,506
Bayer US Finance LLC, 2.375%, Due 10/8/2019D	300,000	303,131
Becton Dickinson and Co., 3.125%, Due 11/8/2021	94,000	96,109
Cardinal Health, Inc., 3.200%, Due 3/15/2023	115,000	117,501
Celgene Corp., 5.250%, Due 8/15/2043	70,000	80,668
General Mills, Inc., 2.200%, Due 10/21/2019	289,000	291,448
Genzyme Corp., 5.000%, Due 6/15/2020	39,000	42,412
Humana, Inc., 3.150%, Due 12/1/2022	145,000	148,179
Kaiser Foundation Hospitals, 4.150%, Due 5/1/2047	45,000	47,068
Kraft Heinz Foods Co.,
3.500%, Due 7/15/2022	65,000	67,469
5.000%, Due 7/15/2035	65,000	70,355
Medtronic, Inc., 3.500%, Due 3/15/2025	313,000	328,124
Molson Coors Brewing Co., 3.000%, Due 7/15/2026	135,000	131,380
Philip Morris International, Inc., 2.625%, Due 3/6/2023	85,000	85,241
Reynolds American, Inc., 5.850%, Due 8/15/2045	65,000	78,977
UnitedHealth Group, Inc.,
1.625%, Due 3/15/2019	120,000	119,899
3.950%, Due 10/15/2042	80,000	81,208
Zimmer Biomet Holdings, Inc., 3.550%, Due 4/1/2025	135,000	136,306

		4,332,262

Energy - 0.28%
Buckeye Partners LP, 4.875%, Due 2/1/2021	80,000	85,179
Chevron Corp., 1.790%, Due 11/16/2018	100,000	100,413
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	101,000	108,346
Energy Transfer LP, 5.300%, Due 4/15/2047	53,000	52,498
Enterprise Products Operating LLC, 6.125%, Due 10/15/2039	65,000	78,837

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.19% (continued)
Energy - 0.28% (continued)
EOG Resources, Inc., 4.150%, Due 1/15/2026	$70,000	$74,386
Marathon Petroleum Corp., 3.625%, Due 9/15/2024	80,000	81,397
MPLX LP,
4.875%, Due 12/1/2024	87,000	93,466
5.200%, Due 3/1/2047	46,000	47,525
Phillips 66, 4.300%, Due 4/1/2022	82,000	88,137
Phillips 66 Partners LP, 3.550%, Due 10/1/2026	53,000	52,211
Spectra Energy Partners LP, 3.375%, Due 10/15/2026	63,000	62,565
Sunoco Logistics Partners Operations LP, 4.250%, Due 4/1/2024	48,000	49,374
TC PipeLines LP, 3.900%, Due 5/25/2027	55,000	55,291

		1,029,625

Financial - 3.49%
American Express Co., 4.050%, Due 12/3/2042	110,000	112,379
American Express Credit Corp., 2.125%, Due 3/18/2019	180,000	181,129
American International Group, Inc.,
4.875%, Due 6/1/2022	289,000	319,391
4.500%, Due 7/16/2044	55,000	56,900
Bank of America Corp.,
3.124%, Due 1/20/2023F	265,000	269,657
4.125%, Due 1/22/2024	193,000	205,479
6.110%, Due 1/29/2037	176,000	217,699
5.000%, Due 1/21/2044	245,000	279,976
Bank of New York Mellon Corp.,
2.200%, Due 3/4/2019	176,000	177,333
3.250%, Due 5/16/2027	175,000	177,407
BB&T Corp.,
1.450%, Due 1/12/2018	166,000	165,966
2.750%, Due 4/1/2022	205,000	208,898
Boston Properties LP, 3.650%, Due 2/1/2026	175,000	179,477
Capital One Financial Corp., 2.450%, Due 4/24/2019	135,000	135,995
CBOE Holdings, Inc., 3.650%, Due 1/12/2027	125,000	127,224
Chubb INA Holdings, Inc., 3.350%, Due 5/3/2026	70,000	72,466
Citigroup, Inc.,
2.007%, Due 4/27/2018E	1,012,000	1,015,352
3.700%, Due 1/12/2026	178,000	181,159
3.887%, Due 1/10/2028F	175,000	179,245
5.875%, Due 1/30/2042	145,000	182,625
CNA Financial Corp., 7.350%, Due 11/15/2019	142,000	158,284
Crown Castle International Corp., 3.400%, Due 2/15/2021	84,000	86,745
ERP Operating LP, 3.000%, Due 4/15/2023	77,000	77,873
Goldman Sachs Group, Inc.,
2.875%, Due 2/25/2021	130,000	132,012
5.750%, Due 1/24/2022	385,000	433,825
2.908%, Due 6/5/2023F	225,000	225,362
3.500%, Due 1/23/2025	95,000	96,485
Intercontinental Exchange, Inc., 2.750%, Due 12/1/2020	92,000	93,128
JPMorgan Chase & Co.,
3.625%, Due 5/13/2024	434,000	450,558
3.782%, Due 2/1/2028F	160,000	164,262
3.882%, Due 7/24/2038F	140,000	139,817
5.500%, Due 10/15/2040	313,000	382,432
JPMorgan Chase Bank NA, 1.730%, Due 9/21/2018E	217,000	217,669
KeyCorp, 5.100%, Due 3/24/2021	60,000	65,856
Liberty Mutual Group, Inc., 4.250%, Due 6/15/2023D	113,000	121,283
Mastercard, Inc., 3.375%, Due 4/1/2024	120,000	125,715
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	220,762

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.19% (continued)
Financial - 3.49% (continued)
MetLife, Inc. (continued)
4.721%, Due 12/15/2044	$193,000	$217,018
Morgan Stanley,
7.300%, Due 5/13/2019	361,000	394,169
5.625%, Due 9/23/2019	169,000	181,605
3.700%, Due 10/23/2024	235,000	243,203
3.591%, Due 7/22/2028F	145,000	145,229
National Rural Utilities Cooperative Finance Corp.,
1.650%, Due 2/8/2019	92,000	92,057
2.950%, Due 2/7/2024	90,000	91,244
PNC Financial Services Group, Inc., 3.300%, Due 3/8/2022	160,000	166,879
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	344,353
Raymond James Financial, Inc., 3.625%, Due 9/15/2026	125,000	126,082
Simon Property Group LP,
2.200%, Due 2/1/2019	240,000	241,865
3.375%, Due 10/1/2024	313,000	320,079
State Street Corp., 2.550%, Due 8/18/2020	65,000	66,328
SunTrust Bank, 2.450%, Due 8/1/2022	140,000	139,473
Travelers Companies, Inc., 4.000%, Due 5/30/2047	90,000	92,470
US Bancorp, 1.950%, Due 11/15/2018	255,000	256,380
Ventas Realty LP, 5.700%, Due 9/30/2043	65,000	76,281
Visa, Inc.,
2.800%, Due 12/14/2022	95,000	97,088
3.150%, Due 12/14/2025	130,000	133,024
Vornado Realty LP, 2.500%, Due 6/30/2019	95,000	95,864
Wells Fargo & Co.,
2.150%, Due 1/30/2020, Series N	70,000	70,374
2.550%, Due 12/7/2020	110,000	111,481
2.339%, Due 7/26/2021E	1,087,000	1,108,765
3.000%, Due 10/23/2026	65,000	63,732
4.750%, Due 12/7/2046	90,000	97,476

		12,610,344

Industrial - 0.83%
BAE Systems Holdings, Inc., 3.800%, Due 10/7/2024D	313,000	328,657
Burlington Northern Santa Fe LLC,
3.650%, Due 9/1/2025	65,000	68,690
5.750%, Due 5/1/2040	202,000	254,639
Caterpillar Financial Services Corp., 1.350%, Due 5/18/2019	125,000	124,290
CSX Corp., 5.500%, Due 4/15/2041	157,000	188,083
Eaton Corp.,
5.600%, Due 5/15/2018	77,000	79,340
2.750%, Due 11/2/2022	75,000	75,938
General Electric Co.,
5.625%, Due 5/1/2018	181,000	186,538
6.000%, Due 8/7/2019	169,000	183,409
5.500%, Due 1/8/2020	120,000	130,656
Hexcel Corp., 3.950%, Due 2/15/2027	95,000	97,828
John Deere Capital Corp., 1.950%, Due 6/22/2020	150,000	150,673
Norfolk Southern Corp., 5.750%, Due 4/1/2018	205,000	210,452
Northrop Grumman Corp.,
5.050%, Due 8/1/2019	72,000	76,486
3.850%, Due 4/15/2045	155,000	152,844
Stanley Black & Decker, Inc., 2.451%, Due 11/17/2018	185,000	186,910
Union Pacific Corp., 3.375%, Due 2/1/2035	72,000	70,994
United Technologies Corp.,
1.900%, Due 5/4/2020	135,000	135,477

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 10.19% (continued)
Industrial - 0.83% (continued)
United Technologies Corp. (continued)
6.125%, Due 7/15/2038	$217,000	$285,297

		2,987,201

Technology - 1.07%
Analog Devices, Inc., 3.900%, Due 12/15/2025	95,000	100,021
Apple, Inc.,
2.400%, Due 5/3/2023	220,000	220,138
4.500%, Due 2/23/2036	161,000	181,719
4.650%, Due 2/23/2046	634,000	712,423
Autodesk, Inc., 3.500%, Due 6/15/2027	95,000	94,517
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, Due 1/15/2020D	41,000	41,245
Broadridge Financial Solutions, Inc., 3.400%, Due 6/27/2026	90,000	89,363
Dell International LLC / EMC Corp.,
3.480%, Due 6/1/2019D	110,000	112,608
4.420%, Due 6/15/2021D	100,000	105,538
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	1,178,000	1,261,393
HP, Inc., 4.050%, Due 9/15/2022	145,000	152,999
Intel Corp., 3.300%, Due 10/1/2021	116,000	121,743
Maxim Integrated Products, Inc., 3.450%, Due 6/15/2027	95,000	94,577
Microsoft Corp., 4.450%, Due 11/3/2045	135,000	149,402
Oracle Corp.,
2.500%, Due 5/15/2022	115,000	116,614
4.300%, Due 7/8/2034	157,000	171,698
QUALCOMM, Inc., 3.000%, Due 5/20/2022	65,000	67,054
Xilinx, Inc., 2.950%, Due 6/1/2024	90,000	90,899

		3,883,951

Utilities - 0.77%
Atmos Energy Corp., 3.000%, Due 6/15/2027	95,000	94,776
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	294,000	383,057
Consolidated Edison Co. of New York, Inc.,
5.500%, Due 12/1/2039, Series 09-C	169,000	207,541
4.625%, Due 12/1/2054	55,000	61,775
Delmarva Power & Light Co., 3.500%, Due 11/15/2023	106,000	110,301
Dominion Energy, Inc., 2.579%, Due 7/1/2020	90,000	90,847
Duke Energy Corp., 3.550%, Due 9/15/2021	180,000	187,882
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	125,000	131,493
Edison International, 2.950%, Due 3/15/2023	82,000	82,744
Georgia Power Co., 1.950%, Due 12/1/2018	75,000	75,149
MidAmerican Energy Co., 3.100%, Due 5/1/2027	125,000	126,202
NiSource Finance Corp., 3.490%, Due 5/15/2027	70,000	71,320
Pacific Gas & Electric Co., 4.250%, Due 3/15/2046	135,000	145,894
Southern Co.,
2.150%, Due 9/1/2019	92,000	92,324
2.750%, Due 6/15/2020	241,000	244,698
Southern Power Co.,
4.150%, Due 12/1/2025	84,000	88,594
4.950%, Due 12/15/2046, Series F	87,000	91,082
Southwestern Electric Power Co., 3.550%, Due 2/15/2022	289,000	298,254
Union Electric Co., 6.700%, Due 2/1/2019	96,000	102,753
WEC Energy Group, Inc., 3.550%, Due 6/15/2025	94,000	97,293

		2,783,979

Total Corporate Obligations (Cost $35,189,792)		36,872,969

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.48%
Basic Materials - 0.09%
LYB International Finance II B.V., 3.500%, Due 3/2/2027	$145,000	$145,229
Potash Corp. of Saskatchewan, Inc., 4.000%, Due 12/15/2026	94,000	98,144
Rio Tinto Finance USA Ltd., 3.750%, Due 6/15/2025	65,000	68,921

		312,294

Communications - 0.48%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	313,000	323,651
America Movil S.A.B. de C.V., 6.375%, Due 3/1/2035	169,000	210,678
Deutsche Telekom International Finance B.V., 4.875%, Due 3/6/2042D	150,000	165,097
Rogers Communications, Inc., 2.900%, Due 11/15/2026	125,000	121,653
TELUS Corp., 2.800%, Due 2/16/2027	99,000	94,642
Thomson Reuters Corp.,
4.300%, Due 11/23/2023	145,000	155,673
3.850%, Due 9/29/2024	193,000	201,860
Vodafone Group PLC, 6.150%, Due 2/27/2037	393,000	479,510

		1,752,764

Consumer, Non-Cyclical - 0.10%
Sanofi,
1.250%, Due 4/10/2018	55,000	54,938
4.000%, Due 3/29/2021	105,000	111,871
Shire Acquisitions Investments Ireland DAC, 2.875%, Due 9/23/2023	105,000	104,804
Teva Pharmaceutical Finance Netherlands III B.V., 3.150%, Due 10/1/2026	115,000	110,043

		381,656

Energy - 0.27%
Canadian Natural Resources Ltd.,
3.900%, Due 2/1/2025	90,000	91,868
6.250%, Due 3/15/2038	176,000	209,119
Husky Energy, Inc., 3.950%, Due 4/15/2022	135,000	141,652
Shell International Finance B.V.,
1.625%, Due 11/10/2018	185,000	185,107
4.000%, Due 5/10/2046	84,000	84,823
TransCanada PipeLines Ltd.,
3.750%, Due 10/16/2023	145,000	153,334
6.100%, Due 6/1/2040	82,000	105,705

		971,608

Financial - 0.41%
ABN AMRO Bank N.V., 1.800%, Due 6/4/2018D	289,000	288,900
HSBC Holdings PLC, 3.262%, Due 3/13/2023F	123,000	125,969
National Australia Bank Ltd., 1.682%, Due 5/22/2020D E	470,000	471,465
Nordea Bank AB, 4.875%, Due 1/27/2020D	120,000	128,322
Royal Bank of Canada, 2.125%, Due 3/2/2020	175,000	175,810
Toronto-Dominion Bank, 2.625%, Due 9/10/2018	185,000	187,159
Trinity Acquisition PLC, 4.400%, Due 3/15/2026	87,000	91,586

		1,469,211

Industrial - 0.13%
Canadian National Railway Co., 5.550%, Due 5/15/2018	169,000	174,355
Ingersoll-Rand Luxembourg Finance S.A., 2.625%, Due 5/1/2020	145,000	146,621
Johnson Controls International PLC, 5.000%, Due 3/30/2020	145,000	155,214

		476,190

Total Foreign Corporate Obligations (Cost $5,087,172)		5,363,723

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.16%
European Investment Bank, 2.375%, Due 6/15/2022	$140,000	$142,251
Kreditanstalt fuer Wiederaufbau, 2.125%, Due 6/15/2022	140,000	140,689
Province of Ontario Canada, 2.500%, Due 4/27/2026	170,000	167,416
Province of Quebec Canada, 2.375%, Due 1/31/2022	125,000	126,297

Total Foreign Government Obligations (Cost $573,897)		576,653

ASSET-BACKED OBLIGATIONS - 0.55%
Americredit Automobile Receivables Trust, 1.530%, Due 7/8/2021, 2016 4 A3	118,000	117,502
Capital One Multi-Asset Execution Trust, 1.340%, Due 4/15/2022, 2016 A3 A3	318,000	316,132
Chase Issuance Trust, 1.370%, Due 6/15/2021, 2016 A2 A	265,000	263,542
Ford Credit Auto Owner Trust, 2.030%, Due 8/15/2020, 2015 A B	292,000	293,501
GM Financial Automobile Leasing Trust,
1.680%, Due 12/20/2018, 2015 2 A3	386,459	386,781
2.060%, Due 5/20/2020, 2017 1 A3	284,000	285,268
Honda Auto Receivables Owner Trust, 1.390%, Due 4/15/2020, 2016 2 A3	205,000	204,656
World Omni Auto Receivables Trust, 1.950%, Due 2/15/2023, 2017 B A3	135,000	134,965

Total Asset-Backed Obligations (Cost $2,003,369)		2,002,347

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.85%
Ginnie Mae REMIC Trust,
1.147%, Due 12/16/2038, 2013-139 A	348,902	345,478
1.624%, Due 7/16/2039, 2013-78 AB	665,121	653,805
2.586%, Due 9/16/2039, 2014-31 AB	68,132	68,180
1.368%, Due 11/16/2041, 2013-125 AB	706,983	691,914
3.200%, Due 11/16/2044, 2011-92 B	96,234	96,382
GS Mortgage Securities Trust,
3.679%, Due 8/10/2043, 2010-C1 A1D	31,054	31,736
3.033%, Due 11/10/2046, 2013-GC16 A2	443,253	449,206
JP Morgan Chase Commercial Mortgage Securities Trust, 4.388%, Due 2/15/2046, 2011-C3 A3D	160,981	163,053
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	320,000	329,239
WFRBS Commercial Mortgage Trust, 3.660%, Due 3/15/2047, 2014-C19 A3	219,000	228,257

Total Commercial Mortgage-Backed Obligations (Cost $3,085,840)		3,057,250

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.23%
Federal Home Loan Mortgage Corp.,
4.500%, Due 3/1/2019	19,218	19,636
5.000%, Due 10/1/2020	12,851	13,273
3.500%, Due 8/1/2026	43,677	45,781
3.500%, Due 9/1/2028	277,553	291,033
5.000%, Due 8/1/2033	58,772	64,425
5.500%, Due 2/1/2034	56,427	63,105
4.000%, Due 1/1/2041	197,821	209,188
4.500%, Due 2/1/2041	144,326	155,657
3.500%, Due 6/1/2042	629,840	652,091
3.500%, Due 7/1/2042	174,611	180,778

		1,694,967

Federal National Mortgage Association,
5.000%, Due 12/1/2017	3,218	3,292
4.500%, Due 9/1/2018	8,385	8,578
4.000%, Due 8/1/2020	25,783	26,720
4.000%, Due 5/1/2026	198,436	209,086
4.000%, Due 6/1/2026	255,504	268,981
3.500%, Due 1/1/2028F	137,003	142,893
3.000%, Due 4/1/2032	255,892	263,362
5.000%, Due 3/1/2034F	65,374	71,774
4.500%, Due 4/1/2034	108,088	117,050

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 5.23% (continued)
Federal National Mortgage Association (continued)
3.500%, Due 6/1/2037	$347,779	$363,217
5.500%, Due 6/1/2038	12,442	13,902
4.500%, Due 1/1/2040	161,842	174,864
5.000%, Due 5/1/2040	264,900	290,108
5.000%, Due 6/1/2040	202,401	221,776
4.000%, Due 9/1/2040	132,901	140,491
4.000%, Due 1/1/2041	261,768	276,687
4.000%, Due 1/1/2041F	159,166	168,316
4.500%, Due 4/1/2041	318,176	343,846
4.500%, Due 10/1/2041	169,389	183,508
3.000%, Due 5/1/2043	425,645	428,644
3.000%, Due 6/1/2043	992,747	999,632
3.000%, Due 6/1/2043	366,691	369,256
3.500%, Due 6/1/2043	171,230	176,763
3.500%, Due 7/1/2043	178,853	185,094
3.000%, Due 8/1/2043	861,515	867,405
3.500%, Due 4/1/2045	388,449	400,197
4.000%, Due 7/1/2045	397,520	420,304
4.000%, Due 7/1/2045	495,726	522,280
3.500%, Due 8/1/2045	161,789	166,695
3.500%, Due 11/1/2045	406,159	418,442
3.500%, Due 11/1/2045	1,809,360	1,864,080
4.000%, Due 3/1/2046	243,962	257,941
3.000%, Due 4/1/2046	207,014	207,450
3.500%, Due 5/1/2046	239,012	246,240
3.500%, Due 5/1/2046	367,211	378,317
3.000%, Due 6/1/2046	309,369	310,020
4.000%, Due 7/1/2046	401,708	423,527
4.000%, Due 7/1/2046	367,718	387,499
3.000%, Due 11/1/2046	391,086	392,485
3.500%, Due 11/1/2046	626,170	646,189
3.500%, Due 3/1/2047	123,390	127,351
4.500%, Due 6/1/2047	168,654	181,086

		13,665,348

Government National Mortgage Association,
6.500%, Due 8/15/2027	55,635	62,949
6.500%, Due 11/15/2027	60,459	68,465
7.500%, Due 12/15/2028	56,373	66,104
5.500%, Due 7/15/2033	59,974	67,571
6.000%, Due 12/15/2033	74,675	86,837
5.500%, Due 2/20/2034	85,323	95,553
5.000%, Due 10/15/2039	124,081	138,510
3.500%, Due 9/15/2041	342,712	356,140
3.500%, Due 3/15/2043	249,632	260,675
3.500%, Due 3/20/2045	232,158	241,857
3.000%, Due 1/20/2046	97,729	99,235
3.000%, Due 6/20/2046	326,845	331,883
4.000%, Due 2/20/2047	447,949	472,048
4.500%, Due 2/20/2047	174,007	185,024
4.000%, Due 3/20/2047	388,023	408,866
4.500%, Due 5/20/2047	273,234	290,889
4.000%, Due 7/20/2047	330,000	347,743

		3,580,349

Total U.S. Agency Mortgage-Backed Obligations (Cost $18,911,928)		18,940,664

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 14.38%
U.S. Treasury Notes/Bonds,
1.247%, Due 7/31/2018E	$18,530,000	$18,566,041
1.243%, Due 10/31/2018E	2,051,000	2,055,545
1.213%, Due 1/31/2019E	2,496,000	2,500,323
1.143%, Due 4/30/2019E	3,355,000	3,356,614
1.125%, Due 5/31/2019	723,000	720,373
0.750%, Due 7/15/2019	1,286,000	1,271,030
0.875%, Due 7/31/2019	482,000	477,556
1.133%, Due 7/31/2019E	860,000	860,021
1.000%, Due 8/31/2019	964,000	956,883
0.875%, Due 9/15/2019	1,205,000	1,192,574
1.250%, Due 2/29/2020	964,000	959,519
1.750%, Due 10/31/2020	964,000	969,611
1.250%, Due 3/31/2021	964,000	950,255
1.375%, Due 4/30/2021	964,000	953,795
2.000%, Due 5/31/2021	1,446,000	1,463,397
2.000%, Due 11/15/2021	2,219,000	2,243,010
2.000%, Due 2/15/2022	2,691,000	2,717,070
1.625%, Due 11/15/2022	964,000	951,046
2.500%, Due 8/15/2023	964,000	992,016
2.375%, Due 8/15/2024	2,530,000	2,574,768
6.875%, Due 8/15/2025	279,000	376,519
2.000%, Due 11/15/2026	825,000	805,954
5.250%, Due 11/15/2028	217,000	279,099
4.750%, Due 2/15/2037	304,000	402,432
4.500%, Due 8/15/2039	241,000	309,958
3.125%, Due 11/15/2041	1,806,000	1,895,664
2.500%, Due 5/15/2046	1,323,000	1,217,315

		52,018,388

Total U.S. Treasury Obligations (Cost $51,985,398)		52,018,388

MUNICIPAL OBLIGATIONS - 0.30% (Cost $859,532)
Municipal Electric Authority of Georgia, 6.655%, Due 4/1/2057, BAB	848,000	1,079,707

	Shares
SHORT-TERM INVESTMENTS - 1.52% (Cost $5,495,163)
Investment Companies - 1.52%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%G H	5,495,163	5,495,163

SECURITIES LENDING COLLATERAL - 1.11%
Investment Companies - 1.11%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%G H	4,022,625	4,022,625

TOTAL INVESTMENTS - 100.98% (Cost $312,224,218)		365,389,632
OTHER LIABILITIES, NET OF ASSETS - (0.98%)		(3,552,720)

TOTAL NET ASSETS - 100.00%		$361,836,912

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2017.
C	MLP—Master Limited Partnership.
D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $4,480,947 or 1.24% of net assets. The Fund has no right to demand registration of these securities.
E	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

F	Variable rate.
G	The Fund is affiliated by having the same investment advisor.
H	7-day effective yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

Futures Contracts Open on July 31, 2017:

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	30	September 2017	$3,661,800	$3,702,000	$40,200

			$3,661,800	$3,702,000	$40,200

Index Abbreviations:

S&P	Standard & Poor’s
S&P 500	Standard & Poor’s U.S. Equity Large-cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$235,960,143	$—	$—	$235,960,143
Corporate Obligations	—	36,872,969	—	36,872,969
Foreign Corporate Obligations	—	5,363,723	—	5,363,723
Foreign Sovereign Obligations	—	576,653	—	576,653
Asset-Backed Obligations	—	2,002,347	—	2,002,347
Commercial Mortgage-Backed Obligations	—	3,057,250	—	3,057,250
U.S. Agency Mortgage-Backed Obligations	—	18,940,664	—	18,940,664
U.S. Treasury Obligations	—	52,018,388	—	52,018,388
Municipal Obligations	—	1,079,707	—	1,079,707
Short-Term Investments	5,495,163	—	—	5,495,163
Securities Lending Collateral Invested in Money Market Funds	4,022,625	—	—	4,022,625

Total Investments in Securities - Assets	$245,477,931	$119,911,701	$—	$365,389,632

Financial Derivative Instruments - Assets
Futures Contracts	$40,200	$—	$—	$40,200

Total Financial Derivative Instruments - Assets	$40,200	$—	$—	$40,200

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Balanced FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.247%, Due 7/31/2018		5.1
Citigroup, Inc.		2.9
Bank of America Corp.		2.3
American International Group, Inc.		1.8
JPMorgan Chase & Co.		1.7
BP PLC, ADR		1.6
Oracle Corp.		1.5
Microsoft Corp.		1.5
Wells Fargo & Co.		1.4
Hewlett Packard Enterprise Co.		1.2

Total Fund Holdings	502

Sector Allocation (% Equities)
Financials		28.0
Energy		12.9
Information Technology		12.6
Industrials		11.2
Consumer Discretionary		11.0
Health Care		10.8
Materials		4.7
Consumer Staples		4.3
Utilities		2.4
Telecommunication Services		2.1

Sector Allocation (% Fixed Income)
U.S. Treasury Obligations		43.4
U.S. Agency Mortgage-Backed Obligations		15.8
Financial		11.7
Consumer, Cyclical		4.4
Communications		4.2
Consumer, Non-Cyclical		3.9
Technology		3.2
Industrial		2.9
Commercial Mortgage-Backed Obligations		2.6
Utilities		2.3
Asset-Backed Obligations		1.7
Energy		1.7
Municipal Obligations		0.9
Basic Materials		0.8
Foreign Sovereign Obligations		0.5

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 32.39%
Consumer, Non-Cyclical - 4.79%
Merck & Co., Inc., 1.560%, Due 2/10/2020A	$4,860,000	$4,894,691
PepsiCo, Inc., 1.676%, Due 5/2/2022A	1,800,000	1,811,313

		6,706,004

Energy - 2.97%
Chevron Corp., 1.712%, Due 11/15/2021A	4,140,000	4,157,371

Financial - 18.29%
American Express Credit Corp., 1.817%, Due 3/18/2019A	5,099,000	5,133,173
Goldman Sachs Group, Inc., 2.674%, Due 4/23/2021A	4,120,000	4,198,531
JPMorgan Chase & Co., 2.543%, Due 10/24/2023A	4,700,000	4,791,072
Morgan Stanley, 2.713%, Due 10/24/2023A	4,935,000	5,032,116
US Bank N.A., 1.794%, Due 10/28/2019A	2,080,000	2,095,652
Wells Fargo & Co.,
2.339%, Due 7/26/2021A	2,815,000	2,871,365
4.100%, Due 6/3/2026	1,430,000	1,492,647

		25,614,556

Industrial - 2.39%
General Electric Co., 2.246%, Due 3/15/2023A	3,270,000	3,348,209

Technology - 3.95%
Apple, Inc., 1.479%, Due 5/6/2019A	5,504,000	5,530,166

Total Corporate Obligations (Cost $45,084,200)		45,356,306

U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.84%
Federal Farm Credit Banks,
1.246%, Due 5/17/2018A	6,300,000	6,308,089
1.322%, Due 5/25/2018A	9,945,000	9,962,831
1.344%, Due 11/13/2018A	3,570,000	3,579,710
1.397%, Due 1/22/2019A	3,405,000	3,417,943
Federal Home Loan Bank,
1.293%, Due 12/7/2017A	2,535,000	2,536,952
1.294%, Due 12/5/2017A	1,860,000	1,861,412
1.112%, Due 9/14/2018A	2,630,000	2,631,689
1.104%, Due 10/26/2018A	4,480,000	4,478,553

Total U.S. Government Agency Obligations (Cost $34,743,882)		34,777,179

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 19.71%
Federal Home Loan Mortgage Corp.,
1.136%, Due 7/5/2019A	10,905,000	10,901,870
4.500%, Due 12/1/2034	3,759,363	4,045,989
Federal National Mortgage Association,
1.230%, Due 3/21/2018A	6,595,000	6,600,804
5.500%, Due 1/1/2024	2,828,026	3,018,896
5.000%, Due 7/1/2026	2,934,822	3,023,777

Total U.S. Agency Mortgage-Backed Obligations (Cost $27,682,370)		27,591,336

U.S. TREASURY OBLIGATIONS - 20.87% (Cost $29,504,484)
U.S. Treasury Notes/Bonds, 2.875%, Due 8/15/2045	29,360,000	29,222,360

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.87% (Cost $2,620,080)
Investment Companies - 1.87%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%B C	2,620,080	$2,620,080

TOTAL INVESTMENTS - 99.68% (Cost $139,635,016)		139,567,261
OTHER ASSETS, NET OF LIABILITIES - 0.32%		446,189

TOTAL NET ASSETS - 100.00%		$140,013,450

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	The Fund is affiliated by having the same investment advisor.
C	7-day effective yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$45,356,306	$—	$45,356,306
U.S. Government Agency Obligations	—	34,777,179	—	34,777,179
U.S. Agency Mortgage-Backed Obligations	—	27,591,336	—	27,591,336
U.S. Treasury Obligations	—	29,222,360	—	29,222,360
Short-Term Investments	2,620,080	—	—	2,620,080

Total Investments in Securities - Assets	$2,620,080	$136,947,181	$—	$139,567,261

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 2.875%, Due 8/15/2045		20.9
Federal Home Loan Mortgage Corp., 1.136%, Due 7/5/2019		7.8
Federal Farm Credit Banks, 1.322%, Due 5/25/2018		7.1
Federal National Mortgage Association, 1.230%, Due 3/21/2018		4.7
Federal Farm Credit Banks, 1.246%, Due 5/17/2018		4.5
Apple, Inc., 1.479%, Due 5/6/2019		3.9
American Express Credit Corp., 1.817%, Due 3/18/2019		3.7
Morgan Stanley, 2.713%, Due 10/24/2023		3.6
Merck & Co., Inc., 1.560%, Due 2/10/2020		3.5
JPMorgan Chase & Co., 2.543%, Due 10/24/2023		3.4

Total Fund Holdings	26

Sector Allocation (% Investments)
U.S. Government Agency Obligations		33.4
U.S. Treasury Obligations		21.3
Financial		18.7
U.S. Agency Mortgage-Backed Obligations		12.2
Consumer, Non-Cyclical		4.9
Technology		4.0
Energy		3.0
Industrial		2.5

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Australia - 1.68%
Common Stocks - (Cost $45,303,643)
BHP Billiton PLC	1,726,984	$31,398,880
Caltex Australia Ltd.	382,036	9,517,281
Westfield Corp.	1,394,345	8,566,856

Total Australia		49,483,017

Belgium - 1.32%
Common Stocks - (Cost $35,302,775)
Anheuser-Busch InBev S.A.	156,228	18,827,174
KBC Group N.V.	95,967	7,952,404
UCB S.A.	166,830	12,157,695

Total Belgium		38,937,273

Canada - 4.26%
Common Stocks - (Cost $117,863,537)
Canadian National Railway Co.	205,200	16,215,203
Canadian Pacific Railway Ltd.	104,923	16,426,646
Encana Corp.	2,120,686	21,347,190
Gildan Activewear, Inc.	401,333	12,093,909
Husky Energy, Inc.A	600,700	6,952,557
Manulife Financial Corp.	740,500	15,252,488
National Bank of Canada	352,502	15,875,667
Precision Drilling Corp.A	1,834,026	5,325,185
Suncor Energy, Inc.	303,795	9,910,040
Wheaton Precious Metals Corp.	305,700	6,198,593

Total Canada		125,597,478

China - 1.71%
Common Stocks - (Cost $52,779,820)
China Merchants Port Holdings Co., Ltd.	2,228,044	7,002,929
China Mobile Ltd.	2,472,276	26,508,567
CNOOC Ltd.	15,209,635	17,019,026

Total China		50,530,522

Denmark - 1.30%
Common Stocks - (Cost $33,780,352)
AP Moller - Maersk A/S, Class B	6,820	14,894,409
Carlsberg A/S, Class B	146,435	16,281,563
Novozymes A/S, Class B	156,936	7,249,445

Total Denmark		38,425,417

Finland - 0.52%
Common Stocks - (Cost $12,820,431)
Sampo OYJ, Class A	278,887	15,262,675

France - 10.13%
Common Stocks - (Cost $235,468,508)
Air Liquide S.A.	136,434	16,748,652
Airbus SE	95,820	8,008,282
AXA S.A.	396,247	11,708,171
BNP Paribas S.A.	398,939	30,966,360
Capgemini SE	214,647	23,377,127
Cie de Saint-Gobain	237,229	13,168,202
Cie Generale des Etablissements Michelin	208,273	28,193,411
Credit Agricole S.A.	714,140	12,554,178
Engie S.A.	1,461,435	23,537,294
Sanofi	210,022	20,068,940

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
France - 10.13% (continued)
Common Stocks - (continued)
Schneider Electric SEA	359,380	$28,227,558
TOTAL S.A.	273,264	13,897,132
Valeo S.A.	326,025	22,593,427
Veolia Environnement S.A.	532,142	12,003,696
Vinci S.A.	255,689	22,925,342
Zodiac Aerospace	373,950	10,690,774

Total France		298,668,546

Germany - 8.60%
Common Stocks - (Cost $151,765,813)
BASF SE	267,910	25,559,277
Bayer AG	115,131	14,603,701
Deutsche Lufthansa AG	224,989	4,840,767
Deutsche Post AG	360,208	13,986,391
HeidelbergCement AG	152,099	15,092,198
Infineon Technologies AG	423,175	9,210,053
Innogy SEB	234,560	9,853,199
LANXESS AG	212,851	16,433,685
Linde AG	79,427	15,213,361
Merck KGaA	142,635	15,677,850
SAP SE	442,448	46,971,704
Siemens AG	106,960	14,529,564
thyssenkrupp AG	278,560	8,272,016

Total Common Stocks		210,243,766

Preferred Stocks - (Cost $48,582,516)
Volkswagen AG	280,256	43,162,908

Total Germany		253,406,674

Hong Kong - 1.17%
Common Stocks - (Cost $24,764,251)
AIA Group Ltd.	1,461,062	11,513,336
Cheung Kong Property Holdings Ltd.	1,171,582	9,487,193
CK Hutchison Holdings Ltd.	1,033,082	13,609,891

Total Hong Kong		34,610,420

Ireland - 1.11%
Common Stocks - (Cost $23,020,574)
Allied Irish Banks PLC	568,936	3,333,858
CRH PLC	343,611	12,045,789
Ryanair Holdings PLC, Sponsored ADRA	152,883	17,326,230

Total Ireland		32,705,877

Israel - 0.46%
Common Stocks - (Cost $17,915,776)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	416,466	13,397,711

Italy - 1.81%
Common Stocks - (Cost $43,700,940)
Eni SpA	972,797	15,396,858
UniCredit SpAA	1,929,051	37,999,293

Total Italy		53,396,151

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Japan - 13.90%
Common Stocks - (Cost $347,434,440)
ABC-Mart, Inc.	95,600	$5,454,433
Daiwa House Industry Co., Ltd.	952,740	33,263,153
Don Quijote Holdings Co., Ltd.	634,500	23,107,783
East Japan Railway Co.	262,500	24,643,975
Hitachi Ltd.	3,066,000	21,125,072
IHI Corp.A	1,671,000	5,517,203
Inpex Corp.	502,400	4,889,793
Isuzu Motors Ltd.	1,146,800	15,769,865
Japan Airlines Co., Ltd.	662,100	21,428,389
Kao Corp.	212,360	12,932,877
KDDI Corp.	1,653,700	43,800,662
Kirin Holdings Co., Ltd.	696,500	15,355,284
Komatsu Ltd.	713,800	19,194,159
Konica Minolta, Inc.	1,480,200	12,271,784
Mitsui Fudosan Co., Ltd.	425,400	9,779,820
Nikon Corp.	171,700	3,029,221
Omron Corp.	145,300	7,262,035
Panasonic Corp.	631,200	8,708,379
Ryohin Keikaku Co., Ltd.	34,300	8,773,731
Seven & i Holdings Co., Ltd.	220,000	8,870,243
SoftBank Group Corp.	281,800	22,897,768
Sony Corp.	509,700	20,989,959
Sumitomo Metal Mining Co., Ltd.	805,000	12,183,251
Sumitomo Mitsui Financial Group, Inc.	674,600	25,669,618
Sumitomo Rubber Industries Ltd.	285,700	4,965,315
Suntory Beverage & Food Ltd.	215,300	10,565,314
Takeda Pharmaceutical Co., Ltd.	25,000	1,322,509
United Arrows Ltd.	200,500	6,083,473

Total Japan		409,855,068

Luxembourg - 1.11%
Common Stocks - (Cost $30,521,002)
ArcelorMittalA	317,648	8,346,026
RTL Group S.A.A	11,320	881,761
SES S.A.	467,120	10,990,415
Tenaris S.A.	794,693	12,596,748

Total Luxembourg		32,814,950

Netherlands - 6.15%
Common Stocks - (Cost $153,026,614)
Aegon N.V.	2,080,660	11,672,565
Akzo Nobel N.V.	386,257	34,943,136
ING Groep N.V.	1,118,518	20,940,674
Royal Dutch Shell PLC, Class A	1,002,293	28,207,344
Royal Dutch Shell PLC, Class B	1,791,124	50,856,276
SBM Offshore N.V.	668,578	11,563,273
Wolters Kluwer N.V.	517,806	23,057,203

Total Netherlands		181,240,471

Norway - 2.01%
Common Stocks - (Cost $50,477,161)
Statoil ASAC	717,917	13,458,347
Telenor ASA	1,733,067	34,670,818
Yara International ASA	280,558	11,179,003

Total Norway		59,308,168

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
Portugal - 0.33%
Common Stocks - (Cost $9,288,394)
Galp Energia SGPS S.A.	600,018	$9,617,483

Republic of Korea - 3.71%
Common Stocks - (Cost $72,139,543)
Hana Financial Group, Inc.	472,142	21,517,575
Hyundai Mobis Co., Ltd.	11,987	2,635,094
KB Financial Group, Inc., ADR	270,917	14,412,784
Samsung Electronics Co., Ltd.	22,020	47,422,546
SK Telecom Co., Ltd.	94,016	23,355,925

Total Republic of Korea		109,343,924

Singapore - 1.66%
Common Stocks - (Cost $36,243,682)
DBS Group Holdings Ltd.	1,865,181	29,757,011
Singapore Telecommunications Ltd.	4,757,395	13,937,098
United Overseas Bank Ltd.	294,700	5,217,026

Total Singapore		48,911,135

Spain - 0.73%
Common Stocks - (Cost $17,067,637)
CaixaBank S.A.	1,427,772	7,463,910
Enagas S.A.	1,511	42,724
Red Electrica Corp. S.A.	467,465	10,027,341
Telefonica S.A.	354,570	4,012,715

Total Spain		21,546,690

Sweden - 1.89%
Common Stocks - (Cost $51,234,984)
Alfa Laval AB	424,123	9,476,552
Assa Abloy AB, Class B	993,546	21,289,041
Getinge AB, Class B	422,698	7,340,070
Nordea Bank AB	1,393,255	17,584,370

Total Sweden		55,690,033

Switzerland - 8.15%
Common Stocks - (Cost $221,052,665)
ABB Ltd.	1,379,517	32,385,372
Aryzta AGA C	318,414	10,234,559
Cie Financiere Richemont S.A.	269,824	22,923,669
Julius Baer Group Ltd.A	178,498	10,097,565
Novartis AG	792,276	67,514,910
Roche Holding AG	148,646	37,647,661
Swiss Re AG	103,871	10,017,034
UBS Group AGA	720,258	12,528,817
Wolseley PLC	377,362	22,539,553
Zurich Insurance Group AG	47,358	14,438,325

Total Switzerland		240,327,465

United Kingdom - 18.09%
Common Stocks - (Cost $514,936,473)
AstraZeneca PLC	232,115	13,992,683
Aviva PLC	2,724,369	19,374,537
BAE Systems PLC	1,570,260	12,461,888
Balfour Beatty PLC	2,655,985	9,251,373
Barclays PLC	14,315,307	38,341,874

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
United Kingdom - 18.09% (continued)
Common Stocks - (continued)
BP PLC	7,335,748	$43,148,043
British American Tobacco PLC	926,802	57,637,762
BT Group PLC	2,035,812	8,420,771
Cobham PLCC	6,515,382	11,407,420
ConvaTec Group PLCA B	3,269,799	13,404,140
Diageo PLC	784,142	25,332,115
GlaxoSmithKline PLC	1,105,610	22,092,653
Howden Joinery Group PLC	1,705,769	9,562,767
HSBC Holdings PLC	1,634,824	16,410,790
Informa PLC	1,479,547	13,576,960
Johnson Matthey PLC	144,790	5,368,111
Kingfisher PLC	2,624,216	10,193,281
Lloyds Banking Group PLC	14,636,450	12,664,376
Provident Financial PLC	67,517	1,836,870
Prudential PLC	2,389,002	58,249,890
RELX PLC	953,965	20,793,094
Rolls-Royce Holdings PLCA	987,048	11,564,527
Sky PLC	516,837	6,580,480
SSE PLC	669,355	12,178,601
Standard Chartered PLCA	1,793,917	20,040,499
Travis Perkins PLC	275,700	5,521,857
Unilever PLC	358,626	20,448,098
Vodafone Group PLC	11,450,453	33,539,167

Total United Kingdom		533,394,627

United States - 2.76%
Common Stocks - (Cost $71,700,262)
Aon PLC	162,899	22,507,755
Carnival PLC	267,783	18,089,626
QIAGEN N.V.A	274,583	9,142,072
Shire PLC	495,073	27,832,833
Tahoe Resources, Inc.	683,600	3,739,444

Total United States		81,311,730

SHORT-TERM INVESTMENTS - 4.85% (Cost $142,817,828)
Investment Companies - 4.85%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%D E	142,817,828	142,817,828

SECURITIES LENDING COLLATERAL - 0.43% (Cost $12,737,810)
Investment Companies - 0.43%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%D E	12,737,810	12,737,810

TOTAL INVESTMENTS - 99.84% (Cost $2,573,747,431)		2,943,339,143
OTHER ASSETS, NET OF LIABILITIES - 0.16%		4,704,037

TOTAL NET ASSETS - 100.00%		$2,948,043,180

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $23,257,339 or 0.79% of net assets. The Fund has no right to demand registration of these securities.
C	All or a portion of this security is on loan at July 31, 2017.
D	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

E	7-day effective yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Futures Contracts Open on July 31, 2017:

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	32	August 2017	$3,891,540	$3,914,420	$22,880
ASX SPI 200 Index Futures	68	September 2017	8,138,898	8,041,911	(96,987)
CAC 40 Index Futures	186	August 2017	11,667,900	11,483,076	(184,824)
DAX Index Futures	28	September 2017	10,827,393	10,331,619	(495,774)
FTSE 100 Index Futures	198	September 2017	19,015,178	18,718,477	(296,701)
FTSE/MIB Index Futures	20	September 2017	2,342,279	2,402,119	59,840
Hang Seng Index Futures	22	August 2017	3,408,691	3,472,253	63,562
IBEX 35 Index Futures	31	August 2017	3,980,261	3,937,055	(43,206)
OMXS30 Index Futures	160	August 2017	3,383,042	3,206,513	(176,529)
S&P/TSX 60 Index Futures	99	September 2017	14,648,631	14,560,387	(88,244)
TOPIX Index Futures	170	September 2017	23,405,700	23,593,586	187,886

			$104,709,513	$103,661,416	$(1,048,097)

Forward Currency Contracts Open on July 31, 2017:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	SEK	260,981	9/8/2017	BNP	$—	$(6,790)	$(6,790)
Buy	SEK	3,141,898	9/8/2017	BOM	207,166	—	207,166
Buy	CAD	11,129,626	9/8/2017	BOM	815,713	—	815,713
Buy	GBP	19,990,806	9/8/2017	BOM	431,976	—	431,976
Sell	CAD	2,701,323	9/8/2017	BOM	—	(104,534)	(104,534)
Buy	CHF	3,173,823	9/8/2017	BRC	—	(188)	(188)
Buy	EUR	4,209,406	9/8/2017	CBK	136,325	—	136,325
Sell	GBP	1,449,163	9/8/2017	CBK	—	(18,463)	(18,463)
Buy	SEK	407,210	9/8/2017	DUB	18,217	—	18,217
Buy	EUR	11,305,737	9/8/2017	DUB	6,771	—	6,771
Buy	CAD	3,606,579	9/8/2017	FBF	—	(3,494)	(3,494)
Sell	JPY	6,642,569	9/8/2017	HUS	—	(165,887)	(165,887)
Buy	GBP	2,439,906	9/8/2017	JPM	35,121	—	35,121
Buy	AUD	8,219,795	9/8/2017	JPM	501,582	—	501,582
Sell	GBP	5,087,211	9/8/2017	JPM	—	(99,399)	(99,399)
Sell	CHF	690,377	9/8/2017	JPM	8,720	—	8,720
Buy	GBP	6,996,071	9/8/2017	MYC	1,176	—	1,176
Sell	EUR	8,628,749	9/8/2017	MYC	—	(351,067)	(351,067)
Buy	CAD	1,348,254	9/8/2017	RBC	54,702	—	54,702
Sell	AUD	2,094,257	9/8/2017	RBC	—	(105,572)	(105,572)
Sell	CAD	815,432	9/8/2017	RBC	—	(8,072)	(8,072)
Buy	SEK	1,120,106	9/8/2017	SCB	583	—	583
Buy	JPY	3,019,505	9/8/2017	SCB	45,171	—	45,171
Buy	CHF	10,254,124	9/8/2017	SCB	—	(77,394)	(77,394)
Buy	JPY	25,631,050	9/8/2017	SOG	—	(279,744)	(279,744)
Buy	EUR	32,470,897	9/8/2017	SOG	1,468,901	—	1,468,901
Sell	EUR	2,544,110	9/8/2017	SOG	—	(67,659)	(67,659)
Sell	JPY	2,092,346	9/8/2017	SOG	—	(29,131)	(29,131)
Buy	AUD	1,013,144	9/8/2017	TDB	41,001	—	41,001

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	JPY	8,828,734	9/8/2017	TDB	$1,895	$—	$1,895
Sell	CHF	2,515,633	9/8/2017	TDB	9,583	—	9,583
Buy	CHF	986,767	9/8/2017	UAG	—	(13,202)	(13,202)
Buy	AUD	2,725,173	9/8/2017	UAG	—	(31)	(31)
Sell	SEK	880,943	9/8/2017	UAG	—	(42,495)	(42,495)
Sell	AUD	577,715	9/8/2017	WBC	—	(3,349)	(3,349)

					$3,784,603	$(1,376,471)	$2,408,132

Glossary:

Counterparty Abbreviations:
BNP	BNP Paribas, N.A.
BOM	Bank of Montreal
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DUB	Deutsche Bank AG
FBF	Credit Suisse International
HUS	HSBC Bank (USA)
JPM	JPMorgan Chase Bank, N.A.
MYC	Morgan Stanley Capital Services
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SOG	Societe Generale
TDB	Toronto Dominion Bank
UAG	UBS AG
WBC	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona

Index Abbreviations:
ASX SPI 200	Australian Stock Market Index
CAC 40	Euronet Paris - French Stock Market Index
DAX	Deutsche Boerse AG German Stock Index
FTSE 100	Financial Times Stock Exchange 100 Index
Hang Seng	Hong Kong Stock Market Index
IBEX	Bolsa de Madrid - Spanish Stock Market Index
OMXS30	Stockholm Stock Exchange’s leading share index
S&P	Standard & Poor’s
TOPIX	Tokyo Stock Exchange Tokyo Price Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$49,483,017	$—	$—	$49,483,017
Belgium	38,937,273	—	—	38,937,273
Canada	125,597,478	—	—	125,597,478
China	50,530,522	—	—	50,530,522

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks (continued)
Denmark	$38,425,417	$—	$—	$38,425,417
Finland	15,262,675	—	—	15,262,675
France	298,668,546	—	—	298,668,546
Germany	210,243,766	—	—	210,243,766
Hong Kong	34,610,420	—	—	34,610,420
Ireland	32,705,877	—	—	32,705,877
Israel	13,397,711	—	—	13,397,711
Italy	53,396,151	—	—	53,396,151
Japan	409,855,068	—	—	409,855,068
Luxembourg	32,814,950	—	—	32,814,950
Netherlands	181,240,471	—	—	181,240,471
Norway	59,308,168	—	—	59,308,168
Portugal	9,617,483	—	—	9,617,483
Republic of Korea	109,343,924	—	—	109,343,924
Singapore	48,911,135	—	—	48,911,135
Spain	21,546,690	—	—	21,546,690
Sweden	55,690,033	—	—	55,690,033
Switzerland	240,327,465	—	—	240,327,465
United Kingdom	533,394,627	—	—	533,394,627
Foreign Preferred Stocks
Germany	43,162,908	—	—	43,162,908
Common Stocks
United States	81,311,730	—	—	81,311,730
Short-Term Investments	142,817,828	—	—	142,817,828
Securities Lending Collateral	12,737,810	—	—	12,737,810

Total Investments in Securities - Assets	$2,943,339,143	$—	$—	$2,943,339,143

Financial Derivative Instruments - Assets
Futures Contracts	$334,168	$—	$—	$334,168
Forward Currency Contracts	—	3,784,603	—	3,784,603

Total Financial Derivative Instruments - Assets	$334,168	$3,784,603	$—	$4,118,771

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,382,265)	$—	$—	$(1,382,265)
Forward Currency Contracts	—	(1,376,471)	—	(1,376,471)

Total Financial Derivative Instruments - Liabilities	$(1,382,265)	$(1,376,471)	$—	$(2,758,736)

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Novartis AG		2.3
Prudential PLC		2.0
British American Tobacco PLC		2.0
Royal Dutch Shell PLC, Class B		1.7
Samsung Electronics Co., Ltd.		1.6
SAP SE		1.6
KDDI Corp.		1.5
Volkswagen AG		1.5
BP PLC		1.5
Barclays PLC		1.3
Total Fund Holdings	166

Sector Allocation (% Equities)
Financials		19.8
Industrials		16.6
Consumer Discretionary		10.4
Health Care		9.9
Energy		9.8
Materials		8.2
Telecommunication Services		7.6
Consumer Staples		7.1
Information Technology		6.0
Utilities		2.4
Real Estate		2.2

Country Allocation (% Equities)
United Kingdom		19.1
Japan		14.7
France		10.7
Germany		9.1
Switzerland		8.6
Netherlands		6.5
Canada		4.5
Republic of Korea		3.9
United States		2.9
Norway		2.1
Sweden		2.0
Italy		1.9
China		1.8
Australia		1.8
Singapore		1.8
Belgium		1.4
Denmark		1.4
Hong Kong		1.2
Luxembourg		1.2
Ireland		1.2
Spain		0.8
Finland		0.6
Israel		0.5
Portugal		0.3

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.93%
Consumer Discretionary - 9.30%
Auto Components - 1.66%
Adient PLC	175,198	$11,470,213
Delphi Automotive PLC	146,468	13,243,637
Goodyear Tire & Rubber Co.	1,396,209	43,994,546
Magna International, Inc.	1,154,641	55,064,829

		123,773,225

Automobiles - 2.30%
Ford Motor Co.	1,570,352	17,619,350
General Motors Co.	3,013,905	108,440,302
Harley-Davidson, Inc.	247,886	12,064,612
Honda Motor Co., Ltd., ADR	296,772	8,315,551
Toyota Motor Corp., ADR	223,899	25,264,763

		171,704,578

Hotels, Restaurants & Leisure - 0.37%
Carnival Corp.	168,900	11,279,142
Norwegian Cruise Line Holdings Ltd.A	292,400	16,102,468

		27,381,610

Household Durables - 0.34%
DR Horton, Inc.	649,300	23,173,517
Newell Brands, Inc.	41,727	2,199,847

		25,373,364

Media - 2.48%
CBS Corp., Class B, NVDR	379,003	24,949,767
Comcast Corp., Class A	1,144,343	46,288,674
Discovery Communications, Inc., Class AA B	1,545,544	38,020,382
Discovery Communications, Inc.A	491,000	11,356,830
Interpublic Group of Companies, Inc.	286,749	6,196,646
Omnicom Group, Inc.	312,621	24,615,778
Regal Entertainment Group, Class AB	1,068,900	20,330,478
Time Warner, Inc.	104,042	10,655,982
Walt Disney Co.	26,341	2,895,666

		185,310,203

Multiline Retail - 0.65%
Dollar General Corp.	445,900	33,513,844
Target Corp.	258,178	14,630,947

		48,144,791

Specialty Retail - 1.17%
Advance Auto Parts, Inc.	274,123	30,704,517
Bed Bath & Beyond, Inc.	516,806	15,452,500
Lowe’s Companies, Inc.	533,300	41,277,420

		87,434,437

Textiles, Apparel & Luxury Goods - 0.33%
Hanesbrands, Inc.B	1,064,944	24,408,516

Total Consumer Discretionary		693,530,724

Consumer Staples - 6.14%
Beverages - 0.71%
Diageo PLC, Sponsored ADR	107,786	14,073,618
Molson Coors Brewing Co., Class B	352,500	31,365,450
PepsiCo, Inc.	62,969	7,342,815

		52,781,883

Food & Staples Retailing - 1.55%
CVS Health Corp.	1,215,980	97,193,282

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.93% (continued)
Consumer Staples - 6.14% (continued)
Food & Staples Retailing - 1.55% (continued)
Wal-Mart Stores, Inc.	230,382	$18,428,256

		115,621,538

Food Products - 0.78%
Archer-Daniels-Midland Co.	103,782	4,377,525
Danone S.A., ADR	378,691	5,646,283
General Mills, Inc.	176,878	9,845,029
JM Smucker Co.	42,079	5,129,430
Kellogg Co.	180,095	12,246,460
Nestle S.A., ADR	248,863	20,976,662

		58,221,389

Household Products - 0.08%
Procter & Gamble Co.	69,334	6,296,914

Personal Products - 0.07%
Coty, Inc., Class A	263,113	5,388,554

Tobacco - 2.95%
Altria Group, Inc.	917,693	59,622,514
Imperial Brands PLC, ADR	1,073,214	44,967,667
Philip Morris International, Inc.	984,977	114,956,666

		219,546,847

Total Consumer Staples		457,857,125

Energy - 11.27%
Energy Equipment & Services - 0.90%
Helmerich & Payne, Inc.B	733,500	37,129,770
Oceaneering International, Inc.	444,100	11,391,165
Schlumberger Ltd.	274,573	18,835,708

		67,356,643

Oil, Gas & Consumable Fuels - 10.37%
Anadarko Petroleum Corp.	470,200	21,474,034
Andeavor	208,600	20,761,958
Apache Corp.	851,800	42,147,064
BP PLC, ADR	4,152,879	145,932,168
Canadian Natural Resources Ltd.	2,493,003	76,285,892
Chevron Corp.	637,983	69,661,364
Cobalt International Energy, Inc.A B	230,024	593,462
ConocoPhillips	2,092,116	94,919,303
Devon Energy Corp.	1,191,366	39,684,401
EOG Resources, Inc.	118,089	11,234,987
Exxon Mobil Corp.	136,069	10,890,963
Hess Corp.	903,292	40,232,626
Kosmos Energy Ltd.A B	1,583,545	10,451,397
Marathon Oil Corp.	4,380,786	53,577,013
Murphy Oil Corp.	1,066,360	28,343,849
Occidental Petroleum Corp.	135,746	8,406,750
Phillips 66	786,704	65,886,460
Royal Dutch Shell PLC, Class A, ADR	578,022	32,675,583

		773,159,274

Total Energy		840,515,917

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.93% (continued)
Financials - 27.19%
Banks - 14.16%
Bank of America Corp.	8,273,098	$199,547,124
BNP Paribas S.A., ADR	610,800	23,729,580
CIT Group, Inc.	205,800	9,806,370
Citigroup, Inc.	4,289,771	293,634,825
Citizens Financial Group, Inc.	738,753	25,915,455
JPMorgan Chase & Co.	2,408,503	221,100,576
PNC Financial Services Group, Inc.	407,185	52,445,428
Popular, Inc.	603,400	25,427,276
US Bancorp	522,485	27,576,758
Wells Fargo & Co.	3,273,427	176,568,652

		1,055,752,044

Capital Markets - 4.33%
Bank of New York Mellon Corp.	473,386	25,103,660
BlackRock, Inc.	27,894	11,897,628
Blackstone Group LPC	1,894,048	63,355,906
Franklin Resources, Inc.	112,935	5,057,229
Goldman Sachs Group, Inc.	219,598	49,482,017
KKR & Co. LPC	4,366,408	84,620,987
Moody’s Corp.	72,065	9,485,916
Morgan Stanley	329,178	15,438,448
Nasdaq, Inc.	178,185	13,251,618
S&P Global, Inc.	19,926	3,060,434
State Street Corp.	399,463	37,241,936
T Rowe Price Group, Inc.	59,429	4,915,967

		322,911,746

Consumer Finance - 2.77%
Ally Financial, Inc.	727,900	16,479,656
American Express Co.	141,247	12,038,482
Capital One Financial Corp.	546,591	47,105,212
Discover Financial Services	411,500	25,076,810
Navient Corp.	1,422,801	20,986,315
OneMain Holdings, Inc.A	563,400	15,065,316
Santander Consumer USA Holdings, Inc.A	1,512,847	19,379,570
SLM Corp.A	2,577,530	28,559,032
Synchrony Financial	716,587	21,726,918

		206,417,311

Diversified Financial Services - 0.73%
Berkshire Hathaway, Inc., Class BA	308,491	53,976,670

Insurance - 4.81%
American International Group, Inc.	2,571,983	168,336,287
Aon PLC	166,614	23,021,057
Chubb Ltd.	172,584	25,276,653
MetLife, Inc.	583,702	32,103,610
Prudential Financial, Inc.	71,331	8,076,809
Travelers Companies, Inc.	430,643	55,161,062
XL Group Ltd.	1,052,993	46,752,889

		358,728,367

Mortgage Real Estate Investment Trusts (REITs) - 0.23%
Two Harbors Investment Corp.	1,716,754	16,978,697

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.93% (continued)
Financials - 27.19% (continued)
Thrifts & Mortgage Finance - 0.16%
Radian Group, Inc.	696,300	$12,129,546

Total Financials		2,026,894,381

Health Care - 11.75%
Biotechnology - 1.07%
AbbVie, Inc.	273,784	19,140,239
Biogen, Inc.A	63,400	18,360,006
Celgene Corp.A	141,400	19,146,974
Gilead Sciences, Inc.	304,400	23,161,796

		79,809,015

Health Care Equipment & Supplies - 2.38%
Abbott Laboratories	404,380	19,887,408
Danaher Corp.	174,358	14,208,434
Medtronic PLC	1,572,757	132,064,405
Zimmer Biomet Holdings, Inc.	92,467	11,218,097

		177,378,344

Health Care Providers & Services - 1.88%
Anthem, Inc.	623,231	116,051,844
Cigna Corp.	42,646	7,401,640
Express Scripts Holding Co.A	93,068	5,829,780
McKesson Corp.	53,452	8,652,275
UnitedHealth Group, Inc.	10,377	1,990,412

		139,925,951

Life Sciences Tools & Services - 0.20%
Thermo Fisher Scientific, Inc.	87,269	15,318,328

Pharmaceuticals - 6.22%
GlaxoSmithKline PLC, ADR	876,734	35,525,262
Horizon Pharma PLCA	1,467,292	17,578,158
Jazz Pharmaceuticals PLCA	92,968	14,280,814
Johnson & Johnson	828,916	110,013,732
Mallinckrodt PLCA	436,707	20,001,181
Merck & Co., Inc.	1,042,809	66,614,639
Mylan N.V.A	485,385	18,925,161
Novartis AG, ADR	34,778	2,963,086
Pfizer, Inc.	3,340,172	110,760,103
Roche Holding AG, ADR	79,517	2,520,927
Sanofi, ADR	1,364,845	64,639,059

		463,822,122

Total Health Care		876,253,760

Industrials - 11.55%
Aerospace & Defense - 2.46%
Boeing Co.	89,085	21,599,549
Embraer S.A., ADR	401,900	8,146,513
General Dynamics Corp.	110,536	21,701,533
Lockheed Martin Corp.	39,079	11,416,148
Northrop Grumman Corp.	61,626	16,215,649
Raytheon Co.	250,767	43,074,248
Rockwell Collins, Inc.	233,116	24,833,848

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.93% (continued)
Industrials - 11.55% (continued)
Aerospace & Defense - 2.46% (continued)
United Technologies Corp.	309,320	$36,676,072

		183,663,560

Air Freight & Logistics - 0.20%
United Parcel Service, Inc., Class B	138,492	15,274,283

Airlines - 1.27%
American Airlines Group, Inc.	880,100	44,392,244
Delta Air Lines, Inc.	1,022,800	50,485,408

		94,877,652

Building Products - 1.46%
Johnson Controls International PLC	2,786,041	108,516,297

Construction & Engineering - 0.56%
AECOMA	512,364	16,344,412
Chicago Bridge & Iron Co. N.V.B	619,319	11,606,038
Fluor Corp.	310,100	13,467,643

		41,418,093

Electrical Equipment - 0.59%
Eaton Corp. PLC	561,620	43,946,765

Industrial Conglomerates - 2.14%
3M Co.	121,433	24,428,677
General Electric Co.	701,200	17,957,732
Honeywell International, Inc.	529,276	72,045,049
Koninklijke Philips N.V.	1,180,337	45,053,463

		159,484,921

Machinery - 1.78%
CNH Industrial N.V.	3,197,139	36,831,041
Cummins, Inc.	275,397	46,239,156
Illinois Tool Works, Inc.	74,281	10,452,080
Ingersoll-Rand PLC	81,505	7,162,659
PACCAR, Inc.	147,251	10,079,331
Parker-Hannifin Corp.	92,901	15,419,708
Stanley Black & Decker, Inc.	49,064	6,902,814

		133,086,789

Professional Services - 0.08%
Equifax, Inc.	40,049	5,824,726

Road & Rail - 0.21%
Canadian National Railway Co.	89,963	7,108,876
Union Pacific Corp.	81,564	8,397,830

		15,506,706

Trading Companies & Distributors - 0.80%
AerCap Holdings N.V.A	1,207,700	59,298,070

Total Industrials		860,897,862

Information Technology - 11.06%
Communications Equipment - 1.45%
Cisco Systems, Inc.	1,785,770	56,162,467
Telefonaktiebolaget LM Ericsson, Sponsored ADR	8,077,320	51,856,394

		108,018,861

Electronic Equipment, Instruments & Components - 1.14%
Corning, Inc.	1,861,640	54,248,190

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.93% (continued)
Information Technology - 11.06% (continued)
Electronic Equipment, Instruments & Components - 1.14% (continued)
IPG Photonics Corp.A	134,000	$20,453,760
TE Connectivity Ltd.	126,700	10,185,413

		84,887,363

IT Services - 1.44%
Accenture PLC, Class A	261,423	33,676,511
Amdocs Ltd.	47,842	3,213,547
Cognizant Technology Solutions Corp., Class A	75,369	5,224,579
DXC Technology Co.	45,013	3,528,119
Fidelity National Information Services, Inc.	138,513	12,635,156
First Data Corp., Class AA	1,356,000	25,302,960
Fiserv, Inc.A	47,868	6,151,038
International Business Machines Corp.	47,677	6,897,432
Teradata Corp.A	336,394	10,704,057

		107,333,399

Semiconductors & Semiconductor Equipment - 1.48%
Intel Corp.	565,556	20,060,271
Micron Technology, Inc.A	1,294,979	36,414,809
QUALCOMM, Inc.	570,208	30,329,364
Texas Instruments, Inc.	206,394	16,796,344
Versum Materials, Inc.	195,046	6,877,322

		110,478,110

Software - 3.81%
Microsoft Corp.	1,925,835	140,008,204
Oracle Corp.	2,882,844	143,940,401

		283,948,605

Technology Hardware, Storage & Peripherals - 1.74%
Apple, Inc.	166,900	24,823,037
Hewlett Packard Enterprise Co.	6,016,244	105,344,432

		130,167,469

Total Information Technology		824,833,807

Materials - 4.53%
Chemicals - 3.20%
Air Products & Chemicals, Inc.	438,692	62,360,068
Dow Chemical Co.	1,254,297	80,576,039
Eastman Chemical Co.	436,726	36,318,134
EI du Pont de Nemours & Co.	59,265	4,872,176
LyondellBasell Industries N.V., Class A	189,100	17,036,019
Monsanto Co.	40,565	4,738,803
PPG Industries, Inc.	217,502	22,892,085
Sherwin-Williams Co.	28,062	9,464,471

		238,257,795

Containers & Packaging - 0.75%
Crown Holdings, Inc.A	681,137	40,507,218
International Paper Co.	282,886	15,553,072

		56,060,290

Metals & Mining - 0.34%
Reliance Steel & Aluminum Co.	353,875	25,606,395

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.93% (continued)
Materials - 4.53% (continued)
Paper & Forest Products - 0.24%
Louisiana-Pacific Corp.A	700,077	$17,578,934

Total Materials		337,503,414

Real Estate - 0.06%
Equity Real Estate Investment Trusts (REITs) - 0.06%
Public Storage	23,094	4,747,434

Telecommunication Services - 1.96%
Diversified Telecommunication Services - 1.37%
AT&T, Inc.	1,502,626	58,602,414
Verizon Communications, Inc.	897,018	43,415,671

		102,018,085

Wireless Telecommunication Services - 0.59%
Vodafone Group PLC, Sponsored ADR	1,492,750	44,304,820

Total Telecommunication Services		146,322,905

Utilities - 2.12%
Electric Utilities - 0.83%
Duke Energy Corp.	203,910	17,356,819
Entergy Corp.	297,729	22,841,769
PPL Corp.	201,654	7,729,398
Southern Co.	178,799	8,569,836
Xcel Energy, Inc.	111,563	5,278,045

		61,775,867

Independent Power and Renewable Electricity Producers - 0.98%
Calpine Corp.A	5,064,678	72,830,070

Multi-Utilities - 0.31%
CenterPoint Energy, Inc.	834,662	23,529,122

Total Utilities		158,135,059

Total Common Stocks (Cost $5,713,489,139)		7,227,492,388

SHORT-TERM INVESTMENTS - 3.08% (Cost $229,325,616)
Investment Companies - 3.08%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%D E	229,325,616	229,325,616

SECURITIES LENDING COLLATERAL - 0.96% (Cost $71,890,642)
Investment Companies - 0.96%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%D E	71,890,642	71,890,642

TOTAL INVESTMENTS - 100.97% (Cost $6,014,705,397)		7,528,708,646
OTHER LIABILITIES, NET OF ASSETS - (0.97%)		(72,570,529)

TOTAL NET ASSETS - 100.00%		$7,456,138,117

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2017.
C	MLP–Master Limited Partnership.
D	The Fund is affiliated by having the same investment advisor.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

E	7-day effective yield.

ADR - American Depositary Receipt.

LP - Limited Partnership.

NVDR - Non Voting Depositary Receipt.

PLC - Public Limited Company.

Futures Contracts Open on July 31, 2017:

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	1,663	September 2017	$202,953,153	$205,214,200	$2,261,047

			$202,953,153	$205,214,200	$2,261,047

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-cap Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$7,227,492,388	$—	$—	$7,227,492,388
Short-Term Investments	229,325,616	—	—	229,325,616
Securities Lending Collateral	71,890,642	—	—	71,890,642

Total Investments in Securities - Assets	$7,528,708,646	$—	$—	$7,528,708,646

Financial Derivative Instruments - Assets
Futures Contracts	$2,261,047	$—	$—	$2,261,047

Total Financial Derivative Instruments - Assets	$2,261,047	$—	$—	$2,261,047

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Large Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Citigroup, Inc.		3.9
JPMorgan Chase & Co.		3.0
Bank of America Corp.		2.7
Wells Fargo & Co.		2.4
American International Group, Inc.		2.3
BP PLC, ADR		2.0
Oracle Corp.		1.9
Microsoft Corp.		1.9
Medtronic PLC		1.8
Anthem, Inc.		1.6

Total Fund Holdings	208

Sector Allocation (% Equities)
Financials		28.0
Health Care		12.1
Industrials		11.9
Energy		11.6
Information Technology		11.4
Consumer Discretionary		9.6
Consumer Staples		6.4
Materials		4.7
Utilities		2.2
Telecommunication Services		2.0
Real Estate		0.1

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.50%
Consumer Discretionary - 13.72%
Auto Components - 1.68%
Adient PLC	20,800	$1,361,776
Dana, Inc.	221,974	5,265,223
Delphi Automotive PLC	46,881	4,238,980

		10,865,979

Hotels, Restaurants & Leisure - 4.70%
Hilton Worldwide Holdings, Inc.	65,836	4,116,725
Norwegian Cruise Line Holdings Ltd.A	135,925	7,485,390
Royal Caribbean Cruises Ltd.	90,841	10,271,392
SeaWorld Entertainment, Inc.B	160,392	2,466,829
Wyndham Worldwide Corp.	58,021	6,055,652

		30,395,988

Household Durables - 1.40%
DR Horton, Inc.	115,729	4,130,368
Whirlpool Corp.	27,732	4,932,968

		9,063,336

Leisure Products - 0.50%
Brunswick Corp.	57,366	3,247,489

Media - 2.76%
Interpublic Group of Companies, Inc.	195,981	4,235,149
Meredith Corp.	48,455	2,880,650
News Corp., Class A	333,122	4,766,976
Omnicom Group, Inc.	75,205	5,921,642

		17,804,417

Multiline Retail - 0.76%
Dollar General Corp.	65,200	4,900,432

Specialty Retail - 1.20%
L Brands, Inc.	81,511	3,781,295
Staples, Inc.	390,071	3,959,221

		7,740,516

Textiles, Apparel & Luxury Goods - 0.72%
Hanesbrands, Inc.B	203,015	4,653,104

Total Consumer Discretionary		88,671,261

Consumer Staples - 0.72%
Beverages - 0.72%
Coca-Cola European Partners PLC	106,900	4,621,287

Tobacco - 0.00%
British American Tobacco PLC, Sponsored ADRB	—	14

Total Consumer Staples		4,621,301

Energy - 8.63%
Energy Equipment & Services - 1.70%
Superior Energy Services, Inc.A	196,868	2,118,300
TechnipFMC PLCA	135,075	3,855,040
Weatherford International PLCA B	1,124,012	5,013,094

		10,986,434

Oil, Gas & Consumable Fuels - 6.93%
Cenovus Energy, Inc.	568,476	4,780,883
Chesapeake Energy Corp.A B	451,600	2,239,936
Devon Energy Corp.	142,200	4,736,682

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.50% (continued)
Energy - 8.63% (continued)
Oil, Gas & Consumable Fuels - 6.93% (continued)
EQT Corp.	127,300	$8,109,010
Golar LNG Ltd.B	184,089	4,383,159
Murphy Oil Corp.B	443,825	11,796,869
PBF Energy, Inc., Class AB	155,864	3,549,023
Vermilion Energy, Inc.	158,500	5,224,160

		44,819,722

Total Energy		55,806,156

Financials - 24.09%
Banks - 7.11%
CIT Group, Inc.	71,114	3,388,582
Comerica, Inc.	71,041	5,136,974
Cullen/Frost Bankers, Inc.	33,514	3,042,401
Fifth Third Bancorp	309,620	8,266,854
KeyCorp	611,569	11,032,705
Regions Financial Corp.	408,968	5,970,933
Signature BankA	31,200	4,323,696
TCF Financial Corp.	109,892	1,731,898
Valley National Bancorp	176,652	2,098,626
Webster Financial Corp.	18,633	967,611

		45,960,280

Capital Markets - 3.62%
Apollo Global Management LLC, Class AC	190,325	5,348,132
Franklin Resources, Inc.	124,088	5,556,661
Invesco Ltd.	160,362	5,575,787
KKR & Co. LPC	358,068	6,939,358

		23,419,938

Consumer Finance - 3.24%
Ally Financial, Inc.	334,300	7,568,552
Capital One Financial Corp.	20,842	1,796,164
Discover Financial Services	51,261	3,123,845
Navient Corp.	279,362	4,120,589
SLM Corp.A	390,495	4,326,685

		20,935,835

Diversified Financial Services - 1.40%
Voya Financial, Inc.	230,934	9,061,850

Insurance - 7.51%
Allstate Corp.	76,756	6,984,796
Assurant, Inc.	30,200	3,179,154
Axis Capital Holdings Ltd.	94,167	6,081,305
FNF GroupD	240,192	11,735,781
Hanover Insurance Group, Inc.	5,000	475,652
Torchmark Corp.	26,492	2,092,073
Validus Holdings Ltd.	70,673	3,801,501
Willis Towers Watson PLC	80,781	12,026,675
XL Group Ltd.	49,300	2,188,920

		48,565,857

Mortgage Real Estate Investment Trusts (REITs) - 0.39%
MFA Financial, Inc.	298,312	2,532,669

Thrifts & Mortgage Finance - 0.82%
New York Community Bancorp, Inc.	401,675	5,273,993

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.50% (continued)
Financials - 24.09% (continued)
Total Financials		$155,750,422

Health Care - 7.59%
Health Care Equipment & Supplies - 1.12%
Zimmer Biomet Holdings, Inc.	59,455	7,213,080

Health Care Providers & Services - 5.40%
Cardinal Health, Inc.	142,916	11,041,690
Cigna Corp.	42,198	7,323,885
MEDNAX, Inc.A	101,500	4,768,470
Patterson Companies, Inc.	99,300	4,142,796
Universal Health Services, Inc., Class B	69,019	7,649,376

		34,926,217

Pharmaceuticals - 1.07%
Mylan N.V.A	178,216	6,948,642

Total Health Care		49,087,939

Industrials - 14.18%
Aerospace & Defense - 2.70%
Orbital ATK, Inc.	34,600	3,535,428
Spirit AeroSystems Holdings, Inc., Class A	89,215	5,391,262
TransDigm Group, Inc.	30,275	8,541,789

		17,468,479

Building Products - 2.77%
JELD-WEN Holding, Inc.A	161,334	5,267,555
Johnson Controls International PLC	115,561	4,501,101
Owens Corning	121,489	8,145,838

		17,914,494

Commercial Services & Supplies - 0.82%
Republic Services, Inc.	82,215	5,279,847

Construction & Engineering - 1.28%
AECOMA	123,562	3,941,628
KBR, Inc.	287,483	4,289,246

		8,230,874

Machinery - 4.50%
CNH Industrial N.V.	185,009	2,131,304
Dover Corp.	154,881	13,010,004
Stanley Black & Decker, Inc.	43,698	6,147,871
Terex Corp.	198,481	7,814,197

		29,103,376

Professional Services - 0.46%
Nielsen Holdings PLC	68,800	2,959,088

Road & Rail - 0.91%
Ryder System, Inc.	80,876	5,884,538

Trading Companies & Distributors - 0.74%
AerCap Holdings N.V.A	97,800	4,801,980

Total Industrials		91,642,676

Information Technology - 11.36%
Electronic Equipment, Instruments & Components - 2.90%
Avnet, Inc.	269,461	10,341,913

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.50% (continued)
Information Technology - 11.36% (continued)
Electronic Equipment, Instruments & Components - 2.90% (continued)
Flex Ltd.A	274,446	$4,388,391
Keysight Technologies, Inc.A	97,230	4,043,796

		18,774,100

IT Services - 2.93%
Alliance Data Systems Corp.	17,100	4,128,453
Convergys Corp.	66,430	1,592,327
CSRA, Inc.	65,368	2,131,650
DXC Technology Co.	34,168	2,678,088
Genpact Ltd.	165,393	4,796,397
Total System Services, Inc.	56,686	3,597,294

		18,924,209

Semiconductors & Semiconductor Equipment - 3.67%
Marvell Technology Group Ltd.	344,524	5,360,794
Microchip Technology, Inc.	106,435	8,519,057
ON Semiconductor Corp.A	338,027	5,053,504
Versum Materials, Inc.	134,900	4,756,574

		23,689,929

Technology Hardware, Storage & Peripherals - 1.86%
Hewlett Packard Enterprise Co.	361,416	6,328,394
HP, Inc.	220,858	4,218,388
Seagate Technology PLC	45,625	1,503,800

		12,050,582

Total Information Technology		73,438,820

Materials - 4.64%
Chemicals - 2.75%
Ashland Global Holdings, Inc.	82,053	5,330,984
Axalta Coating Systems Ltd.A	150,000	4,725,000
Celanese Corp., Series A	27,000	2,596,590
Eastman Chemical Co.	47,502	3,950,266
FMC Corp.	15,006	1,146,158

		17,748,998

Construction Materials - 0.32%
CRH PLC, ADR	58,998	2,069,060

Containers & Packaging - 1.57%
Owens-Illinois, Inc.A	190,967	4,564,111
Packaging Corp. of America	51,196	5,604,938

		10,169,049

Total Materials		29,987,107

Real Estate - 4.23%
Equity Real Estate Investment Trusts (REITs) - 4.23%
AvalonBay Communities, Inc.	25,548	4,914,158
CBL & Associates Properties, Inc.B	168,203	1,478,504
EPR Properties	66,664	4,825,140
GEO Group, Inc.	97,950	2,874,833
Lamar Advertising Co., Class A	156,080	11,014,566
MGM Growth Properties LLC, Class AB	75,800	2,268,694

		27,375,895

Total Real Estate		27,375,895

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.50% (continued)
Utilities - 5.34%
Electric Utilities - 4.43%
Edison International	77,630	$6,107,928
Great Plains Energy, Inc.	236,147	7,287,497
Pinnacle West Capital Corp.	126,556	10,976,202
Xcel Energy, Inc.	90,778	4,294,707

		28,666,334

Gas Utilities - 0.66%
UGI Corp.	84,232	4,251,189

Multi-Utilities - 0.25%
CenterPoint Energy, Inc.	57,849	1,630,763

Total Utilities		34,548,286

Total Common Stocks (Cost $512,902,161)		610,929,863

SHORT-TERM INVESTMENTS - 4.91% (Cost $31,759,575)
Investment Companies - 4.91%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%E F	31,759,575	31,759,575

SECURITIES LENDING COLLATERAL - 3.74% (Cost $24,140,592)
Investment Companies - 3.74%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%E F	24,140,592	24,140,592

TOTAL INVESTMENTS - 103.15% (Cost $568,802,328)		666,830,030
OTHER LIABILITIES, NET OF ASSETS - (3.15%)		(20,365,324)

TOTAL NET ASSETS - 100.00%		$646,464,706

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2017.
C	MLP–Master Limited Partnership.
D	Tracking Stock–A form of common stock that is issued by a parent company and tracks the performance of a specific division of that parent company. It allows investors the chance to invest in an individual sector of a company while the parent company maintains overall control.
E	The Fund is affiliated by having the same investment advisor.
F	7-day effective yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

Futures Contracts Open on July 31, 2017:

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index Futures	180	September 2017	$31,793,420	$31,676,400	$(117,020)

			$31,793,420	$31,676,400	$(117,020)

Index Abbreviations:

S&P	Standard & Poor’s

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$610,929,863	$—	$—	$610,929,863
Short-Term Investments	31,759,575	—	—	31,759,575
Securities Lending Collateral	24,140,592	—	—	24,140,592

Total Investments in Securities - Assets	$666,830,030	$—	$—	$666,830,030

Financial Derivative Instruments - Liabilities
Futures Contracts	$(117,020)	$—	$—	$(117,020)

Total Financial Derivative Instruments - Liabilities	$(117,020)	$—	$—	$(117,020)

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Mid-Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Dover Corp.		2.0
Willis Towers Watson PLC		1.9
Murphy Oil Corp.		1.8
FNF Group		1.8
Cardinal Health, Inc.		1.7
KeyCorp		1.7
Lamar Advertising Co., Class A		1.7
Pinnacle West Capital Corp.		1.7
Avnet, Inc.		1.6
Royal Caribbean Cruises Ltd.		1.6

Total Fund Holdings	121

Sector Allocation (% Equities)
Financials		25.5
Industrials		15.0
Consumer Discretionary		14.5
Information Technology		12.0
Energy		9.1
Health Care		8.0
Utilities		5.7
Materials		4.9
Real Estate		4.5
Consumer Staples		0.8

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80%
Consumer Discretionary - 13.77%
Auto Components - 2.11%
American Axle & Manufacturing Holdings, Inc.A	2,260,003	$33,312,444
Cooper Tire & Rubber Co.	320,695	11,721,402
Cooper-Standard Holdings, Inc.A	55,631	5,688,826
Dana, Inc.	1,164,002	27,610,127
Gentex Corp.	1,018,800	17,339,976
Gentherm, Inc.A	510,151	17,064,551
Standard Motor Products, Inc.	81,931	4,127,684
Superior Industries International, Inc.	176,316	3,446,978
Tenneco, Inc.	434,462	24,025,749

		144,337,737

Automobiles - 0.36%
Thor Industries, Inc.	123,994	13,062,768
Winnebago Industries, Inc.	317,300	11,676,640

		24,739,408

Diversified Consumer Services - 0.86%
Adtalem Global Education, Inc.	600,325	19,510,563
American Public Education, Inc.A	71,210	1,516,773
Bridgepoint Education, Inc.A	322,854	3,134,912
Capella Education Co.	43,203	2,968,046
Graham Holdings Co., Class B	16,400	9,715,360
K12, Inc.A	74,300	1,315,853
Sotheby’sA	101,674	5,753,732
Strayer Education, Inc.	84,984	6,681,442
Weight Watchers International, Inc.A B	232,560	8,330,299

		58,926,980

Hotels, Restaurants & Leisure - 0.88%
Belmond Ltd., Class AA	1,015,194	13,248,282
Bloomin’ Brands, Inc.	475,071	8,280,488
Cheesecake Factory, Inc.	306,012	14,560,051
ILG, Inc.	423,900	11,237,589
International Speedway Corp., Class A	87,520	3,133,216
Ruby Tuesday, Inc.A	989,057	1,997,895
SeaWorld Entertainment, Inc.B	328,743	5,056,067
Speedway Motorsports, Inc.	137,336	2,919,763

		60,433,351

Household Durables - 2.76%
CalAtlantic Group, Inc.	404,068	14,182,787
Cavco Industries, Inc.A	65,987	8,604,705
Ethan Allen Interiors, Inc.	391,900	12,560,395
Helen of Troy Ltd.A	121,399	12,230,949
KB Home	761,444	17,452,296
La-Z-Boy, Inc.	130,757	4,419,587
LGI Homes, Inc.A B	76,600	3,393,380
Lifetime Brands, Inc.	39,020	739,429
M/I Homes, Inc.A	274,217	7,113,189
MDC Holdings, Inc.	182,857	6,270,167
Meritage Homes Corp.A	142,997	5,827,128
Taylor Morrison Home Corp., Class AA	510,645	11,550,790
Toll Brothers, Inc.	133,070	5,135,171
TRI Pointe Group, Inc.A	2,878,888	38,289,210
Tupperware Brands Corp.	179,875	10,920,211
Whirlpool Corp.	111,457	19,825,971

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Consumer Discretionary - 13.77% (continued)
Household Durables - 2.76% (continued)
William Lyon Homes, Class AA B	460,255	$10,406,366

		188,921,731

Internet & Direct Marketing Retail - 0.17%
Shutterfly, Inc.A	242,471	11,890,778

Leisure Products - 0.26%
Brunswick Corp.	283,600	16,054,596
Johnson Outdoors, Inc., Class A	10,025	506,463
Sturm Ruger & Co., Inc.	15,300	881,280

		17,442,339

Media - 2.01%
AMC Networks, Inc., Class AA	145,188	9,284,773
EW Scripps Co., Class AA	883,516	17,361,089
Gray Television, Inc.A	235,100	3,502,990
John Wiley & Sons, Inc., Class A	88,537	4,891,669
MDC Partners, Inc., Class A	983,600	9,737,640
Meredith Corp.B	331,655	19,716,890
MSG Networks, Inc., Class AA	218,050	4,666,270
New York Times Co., Class A	1,307,627	24,844,913
Scholastic Corp.	477,277	19,773,586
Sinclair Broadcast Group, Inc., Class A	609,772	21,982,281
TEGNA, Inc.	94,200	1,396,986

		137,159,087

Multiline Retail - 0.59%
Big Lots, Inc.B	345,292	17,150,654
Dillard’s, Inc., Class AB	300,930	22,214,652
Fred’s, Inc., Class AB	94,957	642,859

		40,008,165

Specialty Retail - 3.08%
Aaron’s, Inc.	706,707	32,706,400
Abercrombie & Fitch Co., Class A	64,702	636,668
America’s Car-Mart, Inc.A	28,840	1,130,528
Asbury Automotive Group, Inc.A	65,400	3,531,600
Ascena Retail Group, Inc.A B	743,869	1,740,653
Buckle, Inc.B	191,094	3,267,707
Caleres, Inc.	350,211	9,553,756
Cato Corp., Class A	57,357	975,643
Chico’s FAS, Inc.	437,704	4,004,992
DSW, Inc., Class A	248,521	4,483,319
Express, Inc.A	309,155	1,873,479
Finish Line, Inc., Class A	167,446	2,304,057
Genesco, Inc.A	66,770	2,143,317
Group 1 Automotive, Inc.	248,846	14,818,779
Guess?, Inc.	929,233	12,135,783
Hibbett Sports, Inc.A	197,744	3,084,806
Kirkland’s, Inc.A	138,189	1,292,067
Lithia Motors, Inc., Class A	74,300	7,671,475
Office Depot, Inc.	6,514,147	38,238,043
Penske Automotive Group, Inc.	311,125	13,546,383
Pier 1 Imports, Inc.	461,913	2,129,419
Rent-A-Center, Inc.B	84,106	1,111,881
Select Comfort Corp.A	122,361	4,137,025
Shoe Carnival, Inc.	40,946	747,674
Sonic Automotive, Inc., Class A	1,231,151	22,345,391

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Consumer Discretionary - 13.77% (continued)
Specialty Retail - 3.08% (continued)
Urban Outfitters, Inc.A	503,742	$9,868,306
Vitamin Shoppe, Inc.A	307,786	3,385,646
Williams-Sonoma, Inc.B	107,277	4,980,871
Zumiez, Inc.A	184,142	2,338,603

		210,184,271

Textiles, Apparel & Luxury Goods - 0.69%
Deckers Outdoor Corp.A	441,068	28,607,671
Fossil Group, Inc.A B	83,876	943,605
Movado Group, Inc.	99,846	2,456,212
Oxford Industries, Inc.	153,234	9,673,662
Vera Bradley, Inc.A	508,552	5,126,204

		46,807,354

Total Consumer Discretionary		940,851,201

Consumer Staples - 2.08%
Beverages - 0.32%
Boston Beer Co., Inc., Class AA	140,775	22,073,520

Food & Staples Retailing - 1.06%
Andersons, Inc.	276,603	9,528,973
Chefs’ Warehouse, Inc.A	96,065	1,392,942
SpartanNash Co.	512,648	14,220,856
Sprouts Farmers Market, Inc.A	704,671	16,961,431
United Natural Foods, Inc.A	717,643	27,650,785
Weis Markets, Inc.	55,296	2,616,054

		72,371,041

Food Products - 0.53%
Darling Ingredients, Inc.A	316,530	5,149,943
Dean Foods Co.	129,200	1,938,000
Hain Celestial Group, Inc.A	422,099	18,872,046
Sanderson Farms, Inc.	80,616	10,540,542

		36,500,531

Tobacco - 0.17%
Universal Corp.	177,108	11,326,057

Total Consumer Staples		142,271,149

Energy - 4.21%
Energy Equipment & Services - 1.60%
Archrock, Inc.	219,800	2,406,810
C&J Energy Services, Inc.A	397,000	12,838,980
CARBO Ceramics, Inc.A B	130,778	924,601
Dril-Quip, Inc.A	151,942	6,776,613
Frank’s International N.V.B	372,700	3,018,870
Geospace Technologies Corp.A	266,571	4,102,528
Key Energy Services, Inc.A B	86,500	1,627,930
McDermott International, Inc.A	2,534,203	17,156,554
Natural Gas Services Group, Inc.A	227,484	5,675,726
Newpark Resources, Inc.A	944,592	7,887,343
Oceaneering International, Inc.	338,265	8,676,497
Oil States International, Inc.A	86,092	2,139,386
Patterson-UTI Energy, Inc.	699,271	13,523,901
RPC, Inc.B	734,007	15,201,285
SEACOR Holdings, Inc.A	95,302	3,248,845

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Energy - 4.21% (continued)
Energy Equipment & Services - 1.60% (continued)
Unit Corp.A	227,327	$4,087,340

		109,293,209

Oil, Gas & Consumable Fuels - 2.61%
Aegean Marine Petroleum Network, Inc.	149,121	738,149
Alliance Resource Partners LPC	146,704	2,963,421
Callon Petroleum Co.A	3,741,350	42,352,082
Cobalt International Energy, Inc.A	156,186	402,960
Denbury Resources, Inc.A	1,758,702	2,567,705
Energy XXI Gulf Coast, Inc.A B	375,300	7,427,187
Gran Tierra Energy, Inc.A B	1,153,506	2,722,274
Gulfport Energy Corp.A	402,560	5,080,307
HollyFrontier Corp.	551,500	15,905,260
Kosmos Energy Ltd.A	2,436,067	16,078,042
Murphy Oil Corp.	536,530	14,260,967
Oasis Petroleum, Inc.A	1,037,726	8,073,508
Par Pacific Holdings, Inc.A B	138,489	2,480,338
PBF Energy, Inc., Class AB	358,700	8,167,599
PDC Energy, Inc.A	225,441	10,631,798
Range Resources Corp.	518,625	10,948,174
Renewable Energy Group, Inc.A	148,706	1,858,825
SRC Energy, Inc.A	2,280,823	19,409,804
Whiting Petroleum Corp.A	1,158,100	6,080,025

		178,148,425

Total Energy		287,441,634

Financials - 25.37%
Banks - 14.58%
1st Source Corp.	70,465	3,459,832
Associated Banc-Corp	2,153,080	51,566,266
Banc of California, Inc.	88,600	1,820,730
BancorpSouth, Inc.	251,207	7,548,770
Bank of NT Butterfield & Son Ltd.	187,700	6,398,693
BankUnited, Inc.	239,600	8,247,032
Banner Corp.	304,635	17,598,764
Berkshire Hills Bancorp, Inc.	90,236	3,352,267
BOK Financial Corp.	149,091	12,683,171
Boston Private Financial Holdings, Inc.	144,904	2,224,276
Brookline Bancorp, Inc.	508,560	7,552,116
Bryn Mawr Bank Corp.	175,481	7,449,168
Capital Bank Financial Corp., Class A	179,875	6,835,250
Cathay General Bancorp	380,103	14,234,857
Central Pacific Financial Corp.	336,764	10,416,111
Chemical Financial Corp.	228,520	11,012,379
CoBiz Financial, Inc.	307,900	5,419,040
ConnectOne Bancorp, Inc.	74,800	1,683,000
Customers Bancorp, Inc.A	421,079	12,569,208
CVB Financial Corp.	453,129	9,760,399
FCB Financial Holdings, Inc., Class AA	201,361	9,494,171
First BanCorpA	1,751,010	10,260,919
First Busey Corp.	254,700	7,447,428
First Citizens BancShares, Inc., Class A	18,423	6,780,032
First Commonwealth Financial Corp.	302,269	3,938,565
First Financial Corp.	114,839	5,288,336
First Hawaiian, Inc.	915,241	26,999,609
First Horizon National Corp.	1,103,976	19,242,302

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Financials - 25.37% (continued)
Banks - 14.58% (continued)
First Interstate BancSystem, Inc., Class A	218,902	$8,000,868
First Merchants Corp.	98,286	3,974,686
First Midwest Bancorp, Inc.	1,126,598	25,021,742
Flushing Financial Corp.	54,869	1,565,413
FNB Corp.	1,154,011	15,809,951
Fulton Financial Corp.	2,683,916	48,981,467
Great Western Bancorp, Inc.	148,110	5,777,771
Hancock Holding Co.	978,355	45,004,330
Hanmi Financial Corp.	65,380	1,873,137
Heartland Financial USA, Inc.	65,150	3,068,565
Heritage Financial Corp.	209,556	5,699,923
Hilltop Holdings, Inc.	531,294	13,298,289
Hope Bancorp, Inc.	303,385	5,348,678
Horizon Bancorp	71,100	1,874,907
IBERIABANK Corp.	118,698	9,596,733
International Bancshares Corp.	484,352	17,146,061
Investors Bancorp, Inc.	1,147,901	15,244,125
MainSource Financial Group, Inc.	168,815	5,898,396
MB Financial, Inc.	176,537	7,220,363
National Bank Holdings Corp., Class A	75,043	2,561,218
Old National Bancorp	1,936,806	31,569,938
People’s United Financial, Inc.	779,694	13,597,863
Popular, Inc.	888,358	37,435,406
Prosperity Bancshares, Inc.	656,613	42,088,893
Renasant Corp.	81,227	3,443,213
Republic Bancorp, Inc., Class A	47,100	1,690,890
S&T Bancorp, Inc.	94,575	3,582,501
Seacoast Banking Corp. of FloridaA	664,840	15,537,311
Simmons First National Corp., Class A	57,500	3,136,625
South State Corp.	81,472	6,823,280
Sterling Bancorp	757,439	17,496,841
TCF Financial Corp.	1,924,316	30,327,220
Texas Capital Bancshares, Inc.A	545,826	42,765,467
Trustmark Corp.	368,980	11,792,601
UMB Financial Corp.	740,228	51,564,282
Umpqua Holdings Corp.	2,126,897	39,432,670
Union Bankshares Corp.	249,559	7,708,878
United Bankshares, Inc.	127,074	4,384,053
United Community Banks, Inc.	522,855	14,514,455
Valley National Bancorp	1,249,631	14,845,616
Webster Financial Corp.	604,632	31,398,540
WesBanco, Inc.	239,158	9,143,010
Westamerica BancorpB	102,348	5,600,483
Wintrust Financial Corp.	297,782	22,425,962

		996,555,312

Capital Markets - 1.33%
AllianceBernstein Holding LPC	253,090	6,263,977
Ashford, Inc.A	1	49
Cohen & Steers, Inc.	269,996	10,907,838
Donnelley Financial Solutions, Inc.A	159,373	3,697,454
Evercore Partners, Inc., Class A	92,100	7,243,665
Federated Investors, Inc., Class B	721,282	20,794,560
Greenhill & Co., Inc.	69,000	1,276,500
INTL. FCStone, Inc.A	47,100	1,843,023
Morningstar, Inc.	128,875	10,641,209
Oppenheimer Holdings, Inc., Class A	266,597	4,198,903
Piper Jaffray Companies	38,180	2,382,432

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Financials - 25.37% (continued)
Capital Markets - 1.33% (continued)
Stifel Financial Corp.A	216,028	$10,985,024
Virtus Investment Partners, Inc.	32,912	3,877,034
Waddell & Reed Financial, Inc., Class AB	329,891	6,818,847

		90,930,515

Consumer Finance - 1.09%
Credit Acceptance Corp.A B	74,295	18,506,884
Encore Capital Group, Inc.A	60,200	2,414,020
EZCORP, Inc., Class AA	125,422	978,292
Green Dot Corp., Class AA	103,048	4,146,652
Navient Corp.	768,960	11,342,160
Nelnet, Inc., Class A	187,778	9,218,022
PRA Group, Inc.A	234,700	9,200,240
Santander Consumer USA Holdings, Inc.A	837,800	10,732,218
SLM Corp.A	699,800	7,753,784

		74,292,272

Insurance - 6.04%
Ambac Financial Group, Inc.A	138,395	2,827,410
American Equity Investment Life Holding Co.	487,053	13,043,279
AMERISAFE, Inc.	48,590	2,806,073
Argo Group International Holdings Ltd.	219,179	13,139,781
Aspen Insurance Holdings Ltd.	367,973	17,957,082
Assurant, Inc.	173,083	18,220,448
Assured Guaranty Ltd.	363,089	16,342,636
Axis Capital Holdings Ltd.	228,458	14,753,818
CNO Financial Group, Inc.	1,587,091	36,312,642
eHealth, Inc.A	80,288	1,365,699
Employers Holdings, Inc.	80,744	3,500,252
Enstar Group Ltd.A	191,974	38,893,932
FBL Financial Group, Inc., Class A	48,083	3,264,836
First American Financial Corp.	245,639	11,891,384
Genworth Financial, Inc., Class AA	475,419	1,630,687
Global Indemnity Ltd.A	398,323	15,439,000
Hanover Insurance Group, Inc.	215,187	20,412,639
Horace Mann Educators Corp.	812,321	29,974,645
Infinity Property & Casualty Corp.	46,862	4,688,543
Kemper Corp.	164,896	6,472,168
MBIA, Inc.A	344,300	3,501,531
National General Holdings Corp.	338,300	7,175,343
National Western Life Group, Inc., Class A	5,590	1,881,538
Navigators Group, Inc.	84,930	4,841,010
Old Republic International Corp.	784,286	15,387,691
Primerica, Inc.	151,796	12,303,066
ProAssurance Corp.	141,308	8,732,834
RenaissanceRe Holdings Ltd.	118,071	17,345,811
Safety Insurance Group, Inc.	125,920	8,934,024
Selective Insurance Group, Inc.	357,106	18,087,419
State Auto Financial Corp.	66,373	1,711,760
Third Point Reinsurance Ltd.A	247,984	3,608,167
United Fire Group, Inc.	68,741	3,101,594
Universal Insurance Holdings, Inc.	135,378	3,228,765
Validus Holdings Ltd.	266,041	14,310,345

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Financials - 25.37% (continued)
Insurance - 6.04% (continued)
White Mountains Insurance Group Ltd.	18,447	$15,949,276

		413,037,128

Mortgage Real Estate Investment Trusts (REITs) - 0.04%
Apollo Commercial Real Estate Finance, Inc.	152,981	2,758,247

Thrifts & Mortgage Finance - 2.29%
Astoria Financial Corp.	140,800	2,841,344
Beneficial Bancorp, Inc.	194,225	3,029,910
BofI Holding, Inc.A B	161,200	4,492,644
Capitol Federal Financial, Inc.	441,089	6,289,929
Clifton Bancorp, Inc.	125,053	2,087,135
Dime Community Bancshares, Inc.	91,838	1,910,230
Essent Group Ltd.A	237,590	9,128,208
Flagstar Bancorp, Inc.A	144,651	4,709,837
HomeStreet, Inc.A	336,900	8,843,625
Kearny Financial Corp.	224,000	3,270,400
Meridian Bancorp, Inc.	119,807	2,114,594
Meta Financial Group, Inc.	20,500	1,461,650
MGIC Investment Corp.A	3,233,400	37,733,778
Nationstar Mortgage Holdings, Inc.A B	249,848	4,454,790
Northfield Bancorp, Inc.	185,195	3,109,424
Northwest Bancshares, Inc.	329,460	5,304,306
Oritani Financial Corp.	121,396	2,015,174
PHH Corp.A	451,187	6,217,357
Provident Financial Services, Inc.	191,018	5,065,797
Radian Group, Inc.	501,800	8,741,356
United Financial Bancorp, Inc.	127,946	2,314,543
Walker & Dunlop, Inc.A	77,010	3,869,752
Washington Federal, Inc.	816,834	27,323,097

		156,328,880

Total Financials		1,733,902,354

Health Care - 4.25%
Biotechnology - 0.18%
Spectrum Pharmaceuticals, Inc.A	226,384	1,688,825
United Therapeutics Corp.A	83,200	10,682,880

		12,371,705

Health Care Equipment & Supplies - 0.65%
Analogic Corp.	96,068	6,743,974
Anika Therapeutics, Inc.A	124,884	6,389,065
Globus Medical, Inc., Class AA	515,499	15,851,594
Integra LifeSciences Holdings Corp.A	40,557	2,014,061
Invacare Corp.	747,208	11,693,805
Meridian Bioscience, Inc.	139,041	1,884,006

		44,576,505

Health Care Providers & Services - 2.20%
Aceto Corp.	433,801	7,322,561
Almost Family, Inc.A	41,236	2,039,120
Amedisys, Inc.A	201,956	9,564,636
AMN Healthcare Services, Inc.A	675,195	24,914,695
Community Health Systems, Inc.A	427,717	3,058,177
Hanger, Inc.A	697,921	8,095,884
HealthSouth Corp.	832,480	35,430,349
LifePoint Health, Inc.A	289,690	17,207,586
Magellan Health, Inc.A	81,350	6,064,642

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Health Care - 4.25% (continued)
Health Care Providers & Services - 2.20% (continued)
Owens & Minor, Inc.	433,839	$13,982,631
PharMerica Corp.A	70,100	1,763,015
Select Medical Holdings Corp.A	563,059	9,121,556
Tivity Health, Inc.A	289,939	11,496,081

		150,060,933

Health Care Technology - 0.52%
Allscripts Healthcare Solutions, Inc.A	632,102	7,781,176
HMS Holdings Corp.A	87,165	1,750,273
Omnicell, Inc.A	352,453	17,481,669
Quality Systems, Inc.A	492,594	8,423,357

		35,436,475

Life Sciences Tools & Services - 0.54%
Cambrex Corp.A	345,418	21,070,498
Charles River Laboratories International, Inc.A	62,757	6,162,737
INC Research Holdings, Inc., Class AA	175,100	9,630,500

		36,863,735

Pharmaceuticals - 0.16%
Supernus Pharmaceuticals, Inc.A	276,978	11,203,760

Total Health Care		290,513,113

Industrials - 19.17%
Aerospace & Defense - 1.64%
AAR Corp.	575,211	21,512,891
Aerojet Rocketdyne Holdings, Inc.A	377,870	8,861,052
Aerovironment, Inc.A	493,029	18,631,566
Cubic Corp.	126,706	6,037,541
Embraer S.A., ADR	908,100	18,407,187
Esterline Technologies Corp.A	81,340	7,849,310
KLX, Inc.A	183,450	9,524,724
Moog, Inc., Class AA	109,212	8,116,636
Triumph Group, Inc.	320,869	8,214,246
Wesco Aircraft Holdings, Inc.A	438,963	4,762,749

		111,917,902

Air Freight & Logistics - 0.64%
Air Transport Services Group, Inc.A	1,039,453	25,321,075
Atlas Air Worldwide Holdings, Inc.A	89,580	5,321,052
Hub Group, Inc., Class AA	388,967	13,244,327

		43,886,454

Airlines - 0.44%
Allegiant Travel Co.	51,800	6,695,150
Hawaiian Holdings, Inc.A	170,000	7,038,000
SkyWest, Inc.	183,442	6,695,633
Spirit Airlines, Inc.A	246,000	9,557,100

		29,985,883

Building Products - 2.16%
Apogee Enterprises, Inc.	167,540	8,727,159
Armstrong Flooring, Inc.A	324,800	5,638,528
Builders FirstSource, Inc.A	398,500	6,244,495
Gibraltar Industries, Inc.A	469,721	14,021,172
Masonite International Corp.A	312,006	24,227,266
Ply Gem Holdings, Inc.A	635,899	11,128,232
Simpson Manufacturing Co., Inc.	584,953	25,907,568

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Industrials - 19.17% (continued)
Building Products - 2.16% (continued)
Trex Co., Inc.A	357,472	$26,885,469
Universal Forest Products, Inc.	150,495	12,619,006
USG Corp.A	460,730	12,458,139

		147,857,034

Commercial Services & Supplies - 1.96%
ACCO Brands Corp.A	749,592	8,732,747
Brink’s Co.	44,955	3,513,233
Deluxe Corp.	248,321	17,928,776
Essendant, Inc.	176,746	2,205,790
Herman Miller, Inc.	212,000	7,139,100
Interface, Inc.	560,657	10,624,450
Knoll, Inc.	800,049	15,488,949
LSC Communications, Inc.	1,065,593	22,782,378
Matthews International Corp., Class A	94,372	6,186,085
McGrath RentCorp	68,625	2,438,246
Mobile Mini, Inc.	568,269	17,502,685
MSA Safety, Inc.	86,797	6,957,648
Steelcase, Inc., Class A	270,000	3,685,500
Team, Inc.A B	135,390	1,942,847
Viad Corp.	72,300	3,871,665
West Corp.	124,135	2,901,035

		133,901,134

Construction & Engineering - 2.72%
AECOMA	552,345	17,619,805
Aegion Corp.A	275,539	6,596,404
Argan, Inc.	35,100	2,262,195
Comfort Systems USA, Inc.	707,466	23,558,618
EMCOR Group, Inc.	333,733	22,526,977
Granite Construction, Inc.	265,243	13,002,212
KBR, Inc.	1,606,095	23,962,937
Primoris Services Corp.	864,477	21,542,767
Quanta Services, Inc.A	300,772	10,145,040
Tutor Perini Corp.A	1,258,228	33,468,865
Valmont Industries, Inc.	75,594	11,543,204

		186,229,024

Electrical Equipment - 1.30%
Encore Wire Corp.	346,208	15,440,877
EnerSys	540,809	39,084,266
Generac Holdings, Inc.A	219,320	7,888,940
Regal Beloit Corp.	271,683	22,644,778
TPI Composites, Inc.A	209,883	3,954,196

		89,013,057

Industrial Conglomerates - 0.03%
Raven Industries, Inc.	53,142	1,828,085

Machinery - 5.00%
Actuant Corp., Class A	174,472	4,222,222
Altra Industrial Motion Corp.	72,702	3,238,874
American Railcar Industries, Inc.	26,700	981,759
Astec Industries, Inc.	139,324	7,003,818
Barnes Group, Inc.	614,077	36,955,154
Briggs & Stratton Corp.	420,300	9,843,426
Chart Industries, Inc.A	413,749	14,067,466
Colfax Corp.A	585,000	24,148,800
Columbus McKinnon Corp.	98,408	2,538,926

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Industrials - 19.17% (continued)
Machinery - 5.00% (continued)
Crane Co.	319,963	$24,157,207
EnPro Industries, Inc.	325,707	25,085,953
Federal Signal Corp.	411,700	7,616,450
Global Brass & Copper Holdings, Inc.	475,730	15,247,147
Greenbrier Companies, Inc.B	101,100	4,549,500
Hillenbrand, Inc.	390,222	14,047,992
Hyster-Yale Materials Handling, Inc.	120,315	8,525,521
ITT, Inc.	229,458	9,407,778
Kennametal, Inc.	341,921	12,616,885
Lindsay Corp.	147,797	13,548,551
Meritor, Inc.A	1,360,253	23,505,172
Miller Industries, Inc.	226,733	5,917,731
Navistar International Corp.A	106,166	3,266,728
Oshkosh Corp.	98,300	6,768,938
Park-Ohio Holdings Corp.	53,988	2,146,023
Sun Hydraulics Corp.	118,300	4,892,888
Tennant Co.	60,328	4,557,780
Terex Corp.	739,239	29,103,839
TriMas Corp.A	223,369	5,439,035
Trinity Industries, Inc.	373,945	10,249,832
Wabash National Corp.	213,326	4,070,260
Watts Water Technologies, Inc., Class A	61,789	3,979,212

		341,700,867

Marine - 0.43%
Kirby Corp.A	209,360	12,750,024
Matson, Inc.	587,047	16,554,725

		29,304,749

Professional Services - 1.02%
Heidrick & Struggles International, Inc.	159,718	2,890,896
Hudson Global, Inc.A	623,926	836,061
ICF International, Inc.A	41,900	1,895,975
Kelly Services, Inc., Class A	420,567	9,366,027
Korn/Ferry International	1,129,948	37,796,760
Navigant Consulting, Inc.A	148,064	2,506,723
Resources Connection, Inc.	330,848	4,416,821
RPX Corp.A	198,176	2,709,066
TrueBlue, Inc.A	288,607	7,373,909

		69,792,238

Road & Rail - 0.46%
ArcBest Corp.	36,100	1,003,580
Marten Transport Ltd.	707,987	11,292,393
Ryder System, Inc.	189,900	13,817,124
Werner Enterprises, Inc.	180,193	5,342,722

		31,455,819

Trading Companies & Distributors - 1.37%
Air Lease Corp.	365,857	14,480,620
Aircastle Ltd.	779,324	18,345,287
Applied Industrial Technologies, Inc.	109,206	6,170,139
DXP Enterprises, Inc.A	28,236	807,267
GATX Corp.B	138,649	8,572,668
Kaman Corp.	143,781	7,350,085
MRC Global, Inc.A	77,147	1,260,582
Rush Enterprises, Inc., Class AA	630,397	27,189,023
Textainer Group Holdings Ltd.A	81,695	1,323,459

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Industrials - 19.17% (continued)
Trading Companies & Distributors - 1.37% (continued)
Veritiv Corp.A	14,076	$522,923
WESCO International, Inc.A	150,690	7,722,862

		93,744,915

Total Industrials		1,310,617,161

Information Technology - 14.86%
Communications Equipment - 2.04%
ADTRAN, Inc.	249,154	5,842,661
ARRIS International PLCA	1,852,926	51,807,811
Ciena Corp.A	536,741	13,821,081
Comtech Telecommunications Corp.	49,219	885,942
Digi International, Inc.A	82,188	858,864
EchoStar Corp., Class AA	147,368	8,949,659
InterDigital, Inc.	29,900	2,178,215
NETGEAR, Inc.A	319,442	15,301,272
NetScout Systems, Inc.A	405,660	13,995,270
Oclaro, Inc.A B	374,700	3,664,566
Plantronics, Inc.	485,704	21,944,107

		139,249,448

Electronic Equipment, Instruments & Components - 5.86%
Anixter International, Inc.A	207,210	16,317,788
Avnet, Inc.	423,047	16,236,544
AVX Corp.	521,141	9,312,790
Belden, Inc.	122,769	8,832,002
Benchmark Electronics, Inc.A	191,266	6,436,101
Celestica, Inc.A	453,027	5,386,491
FabrinetA	229,700	10,338,797
FARO Technologies, Inc.A	581,063	22,951,988
II-VI, Inc.A	1,126,793	42,930,813
Insight Enterprises, Inc.A	332,174	13,459,690
Itron, Inc.A	162,602	11,869,946
Methode Electronics, Inc.	268,403	10,669,019
MTS Systems Corp.	376,705	19,852,354
PC Connection, Inc.	34,860	899,388
Plexus Corp.A	691,345	37,063,005
Sanmina Corp.A	919,054	32,948,086
ScanSource, Inc.A	307,988	12,196,325
SYNNEX Corp.	141,600	16,839,072
Tech Data Corp.A	336,384	34,445,722
TTM Technologies, Inc.A	360,800	6,270,704
VeriFone Systems, Inc.A	234,346	4,572,090
Vishay Intertechnology, Inc.	3,417,130	60,995,770

		400,824,485

Internet Software & Services - 0.47%
Actua Corp.A	77,720	1,049,220
LivePerson, Inc.A	368,717	4,996,115
NIC, Inc.	325,379	5,287,409
Shutterstock, Inc.A	265,341	11,181,470
Web.com Group, Inc.A	442,445	9,711,668

		32,225,882

IT Services - 1.96%
Acxiom Corp.A	598,048	16,129,355
CACI International, Inc., Class AA	50,989	6,378,724
Convergys Corp.	166,847	3,999,323
CSG Systems International, Inc.	380,332	15,726,728

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Information Technology - 14.86% (continued)
IT Services - 1.96% (continued)
CSRA, Inc.	579,000	$18,881,190
DST Systems, Inc.	258,313	14,181,384
EVERTEC, Inc.	257,600	4,598,160
ManTech International Corp., Class A	171,466	6,810,629
Science Applications International Corp.	82,178	5,786,153
Sykes Enterprises, Inc.A	87,324	2,969,016
Teradata Corp.A	810,077	25,776,650
Travelport Worldwide Ltd.	626,325	8,956,447
Unisys Corp.A B	318,398	4,075,494

		134,269,253

Semiconductors & Semiconductor Equipment - 3.42%
Advanced Energy Industries, Inc.A	118,600	8,604,430
Ambarella, Inc.A B	94,384	4,723,919
Amkor Technology, Inc.A	424,257	4,399,545
Brooks Automation, Inc.	2,099,607	51,566,348
ChipMOS TECHNOLOGIES, Inc., ADRB	107,270	2,085,329
Cirrus Logic, Inc.A	493,996	30,351,114
Cree, Inc.A	302,900	7,848,139
Diodes, Inc.A	1,690,313	44,844,004
First Solar, Inc.A B	495,777	24,446,764
IXYS Corp.A	268,156	4,665,914
Kulicke & Soffa Industries, Inc.A	236,241	5,088,631
Photronics, Inc.A	2,781,133	27,950,387
Veeco Instruments, Inc.A	172,174	5,302,959
Xcerra Corp.A	1,194,440	11,598,013

		233,475,496

Software - 0.54%
CommVault Systems, Inc.A	91,057	5,422,444
MicroStrategy, Inc., Class AA	72,369	9,734,354
Verint Systems, Inc.A	529,956	21,012,756
Zix Corp.A	160,015	852,880

		37,022,434

Technology Hardware, Storage & Peripherals - 0.57%
3D Systems Corp.A B	94,990	1,595,832
Cray, Inc.A	445,230	9,171,738
Electronics For Imaging, Inc.A	219,366	10,656,800
NCR Corp.A	429,785	16,267,362
Stratasys Ltd.A	39,846	955,906

		38,647,638

Total Information Technology		1,015,714,636

Materials - 6.26%
Chemicals - 2.49%
A Schulman, Inc.	286,793	7,542,656
American Vanguard Corp.	434,745	7,694,987
Cabot Corp.	318,105	17,282,645
Calgon Carbon Corp.	414,465	6,631,440
Ferro Corp.A	296,600	5,706,584
Flotek Industries, Inc.A B	930,942	7,838,532
HB Fuller Co.	118,173	6,088,273
Innophos Holdings, Inc.	47,155	1,969,664
Innospec, Inc.	78,119	4,874,626
Koppers Holdings, Inc.A	64,400	2,337,720
Kraton Corp.A	157,767	5,868,932

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Materials - 6.26% (continued)
Chemicals - 2.49% (continued)
Kronos Worldwide, Inc.	312,998	$6,673,117
LSB Industries, Inc.A B	123,064	871,293
Minerals Technologies, Inc.	104,330	7,386,564
PolyOne Corp.	721,880	26,406,370
Scotts Miracle-Gro Co.	246,052	23,618,532
Stepan Co.	247,873	20,367,724
Trinseo S.A.	156,300	10,987,890

		170,147,549

Containers & Packaging - 0.47%
Greif, Inc., Class A	100,821	5,655,050
Owens-Illinois, Inc.A	1,100,990	26,313,661

		31,968,711

Metals & Mining - 2.63%
AK Steel Holding Corp.A B	1,116,400	6,318,824
Allegheny Technologies, Inc.B	1,975,800	37,421,652
Carpenter Technology Corp.	408,685	16,523,134
Cliffs Natural Resources, Inc.A B	1,051,200	8,115,264
Coeur Mining, Inc.A	489,707	4,054,774
Commercial Metals Co.	601,223	11,182,748
Ferroglobe PLC	2,562,970	32,754,757
Ferroglobe Representation & Warranty InsuranceD	2,123,070	0
Haynes International, Inc.	25,949	811,685
Hecla Mining Co.	2,719,654	14,713,328
Materion Corp.	240,300	9,239,535
Pan American Silver Corp.	330,941	5,576,356
Real Industry, Inc.A	722,432	2,131,174
Reliance Steel & Aluminum Co.	258,515	18,706,145
Schnitzer Steel Industries, Inc., Class A	35,379	912,778
Worthington Industries, Inc.	222,700	11,284,209

		179,746,363

Paper & Forest Products - 0.67%
Boise Cascade Co.A	37,962	1,152,146
Domtar Corp.	396,247	15,477,408
Louisiana-Pacific Corp.A	596,445	14,976,734
Mercer International, Inc.	216,573	2,382,303
PH Glatfelter Co.	403,772	8,265,213
Schweitzer-Mauduit International, Inc.	100,864	3,875,195

		46,128,999

Total Materials		427,991,622

Real Estate - 4.43%
Equity Real Estate Investment Trusts (REITs) - 4.26%
Agree Realty Corp.	170,091	8,363,375
Ashford Hospitality Trust, Inc.	735,241	4,624,666
Brandywine Realty Trust	700,053	11,767,891
CyrusOne, Inc.	260,703	15,566,576
GEO Group, Inc.	899,286	26,394,044
Granite Real Estate Investment Trust	593,260	23,872,782
Hospitality Properties Trust	108,731	3,159,723
LaSalle Hotel Properties	391,912	11,577,081
Lexington Realty Trust	1,468,362	14,947,925
Mack-Cali Realty Corp.	348,773	9,151,804
Medical Properties Trust, Inc.	540,332	7,013,509
New York REIT, Inc.	431,400	3,727,296
Outfront Media, Inc.	237,643	5,434,895

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.80% (continued)
Real Estate - 4.43% (continued)
Equity Real Estate Investment Trusts (REITs) - 4.26% (continued)
Pebblebrook Hotel TrustB	699,174	$23,541,189
Preferred Apartment Communities, Inc., Class A	523,930	9,048,271
QTS Realty Trust, Inc., Class A	89,828	4,803,103
Ramco-Gershenson Properties Trust	422,455	5,952,391
RLJ Lodging Trust	284,472	6,019,428
Ryman Hospitality Properties, Inc.	125,994	7,885,965
Select Income REIT	434,386	10,195,039
Seritage Growth PropertiesB	676,500	31,639,905
STAG Industrial, Inc.	468,984	12,798,573
STORE Capital Corp.	373,988	8,747,579
Tanger Factory Outlet Centers, Inc.B	410,596	10,852,052
Washington Prime Group, Inc.	1,542,304	13,911,582

		290,996,644

Real Estate Management & Development - 0.17%
HFF, Inc., Class A	86,900	3,190,968
Jones Lang LaSalle, Inc.	39,100	4,974,302
Marcus & Millichap, Inc.A	118,200	3,025,920
Tejon Ranch Co.A	26,132	548,249

		11,739,439

Total Real Estate		302,736,083

Telecommunication Services - 0.05%
Diversified Telecommunication Services - 0.05%
Iridium Communications, Inc.A B	345,368	3,436,412

Utilities - 2.35%
Electric Utilities - 1.10%
ALLETE, Inc.	146,083	10,703,501
Hawaiian Electric Industries, Inc.	380,696	12,559,161
IDACORP, Inc.	72,805	6,287,440
Portland General Electric Co.	1,022,820	45,709,826

		75,259,928

Gas Utilities - 0.47%
Chesapeake Utilities Corp.	177,609	13,720,295
WGL Holdings, Inc.	215,240	18,450,373

		32,170,668

Independent Power and Renewable Electricity Producers - 0.16%
NRG Yield, Inc., Class C	467,360	8,692,896
NRG Yield, Inc., Class A	122,640	2,235,727

		10,928,623

Multi-Utilities - 0.49%
Avista Corp.	198,505	10,443,348
Black Hills Corp.B	173,465	12,083,572
Vectren Corp.	187,914	11,295,511

		33,822,431

Water Utilities - 0.13%
American States Water Co.	174,089	8,608,701

Total Utilities		160,790,351

Total Common Stocks (Cost $5,450,537,253)		6,616,265,716

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.07% (Cost $210,231,951)
Investment Companies - 3.07%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%E F	210,231,951	$210,231,951

SECURITIES LENDING COLLATERAL - 3.37% (Cost $230,085,543)
Investment Companies - 3.37%
American Beacon U.S. Government Money Market Select Fund, Select Class, 0.96%E F	230,085,543	230,085,543

TOTAL INVESTMENTS - 103.24% (Cost $5,890,854,747)		7,056,583,210
OTHER LIABILITIES, NET OF ASSETS - (3.24%)		(221,335,593)

TOTAL NET ASSETS - 100.00%		$6,835,247,617

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at July 31, 2017.
C	MLP–Master Limited Partnership.
D	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $0 or 0.00% of net assets.
E	The Fund is affiliated by having the same investment advisor.
F	7-day effective yield.

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Limited Company.

Futures Contracts Open on July 31, 2017:

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	2,807	September 2017	$198,457,518	$199,914,540	$1,457,022

			$198,457,518	$199,914,540	$1,457,022

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2017, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$6,616,265,716	$—	$0	(1)	$6,616,265,716
Short-Term Investments	210,231,951	—	—		210,231,951
Securities Lending Collateral	230,085,543	—	—		230,085,543

Total Investments in Securities - Assets	$7,056,583,210	$—	$0	(1)	$7,056,583,210

Financial Derivative Instruments - Assets
Futures Contracts	$1,457,022	$—	$—		$1,457,022

Total Financial Derivative Instruments - Assets	$1,457,022	$—	$—		$1,457,022

(1)	Investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP also requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended July 31, 2017, there were no transfers between levels.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Small Cap Value Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2016	Net Purchases	Net Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2017	Change in Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$0	$0	$—	$—	$—	$—	$—	$—	$0	$—

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

The common stock, classified as Level 3, is beneficial interest units in a representation and warranty insurance trust. The shares have been fair valued at $0 due to limited market transparency.

See accompanying notes

American Beacon Small Cap Value FundSM

Schedule of Investments

July 31, 2017 (Unaudited)

Top Ten Holdings (% Net Assets)
Vishay Intertechnology, Inc.		0.9
ARRIS International PLC		0.8
Brooks Automation, Inc.		0.8
Associated Banc-Corp		0.8
UMB Financial Corp.		0.8
Fulton Financial Corp.		0.7
Portland General Electric Co.		0.7
Hancock Holding Co.		0.7
Diodes, Inc.		0.7
II-VI, Inc.		0.6
Total Fund Holdings	602

Sector Allocation (% Equities)
Financials		26.2
Industrials		19.8
Information Technology		15.3
Consumer Discretionary		14.2
Materials		6.5
Real Estate		4.6
Health Care		4.4
Energy		4.3
Utilities		2.4
Consumer Staples		2.2
Telecommunication Services		0.1

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2017 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of July 31, 2017, the Trust consists of thirty-two active series, six of which are presented in this filing: American Beacon Balanced Fund, American Beacon Garcia Hamilton Quality Bond Fund, American Beacon International Equity Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940 (the “Act”), as amended, as diversified, open-end management investment companies. The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Resolute Investment Managers, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2017 (Unaudited)

securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Funds may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depository Receipts (ADRs) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Fixed-income securities are considered Level 2 as they are valued using observable inputs.

Level 3 - Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, U.S. government agencies, and U.S. Treasury obligations are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2017 (Unaudited)

from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2017 (Unaudited)

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities and Other Investments

American Depositary Receipts (“ADRs”) and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2017 (Unaudited)

risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or over-the-counter (“OTC”). OTC stock may be less liquid than exchange-traded stock.

Currency Translation

All assets and Liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline

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as prevailing interest rates rise, which may cause the Funds’ net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable CDs, bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations.

Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is not invested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

Illiquid and Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding during the period ended July 31, 2017 are disclosed in the Notes to the Schedules of Investments.

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Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Funds’ portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Funds’ mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, revenue obligations, anticipation notes, private activity bonds and municipal warrants. The Funds may invest in municipal securities that pay taxable or tax exempt interest. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Funds.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the

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securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investment to interest receivable.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles (“SPV”)) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a

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portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the Funds’ portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Publicly Traded Partnerships; Master Limited Partnerships

The Funds may invest in publicly traded partnerships such as master limited partnerships (“MLPs”). MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the over-the-counter (“OTC”) market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. (An MLP also may be an entity similar to a limited partnership, such as a limited liability company, which has a manager or managing member and non-managing members (who are like limited partners)). The general partner or partners are jointly and severally responsible for the liabilities of the MLP. A Fund invests as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

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U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Farm Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

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Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Currency Contracts

The International Equity Fund may enter into forward currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

During the period ended July 31, 2017, the Fund entered into forward currency contracts primarily for hedging foreign currency fluctuations.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended July 31, 2017, the Funds entered into future contracts primarily for exposing cash to markets.

Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

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Allocation Risk

The sub-advisor’s judgments about, and allocations among, asset classes and market exposures may adversely affect the Funds’ performance. This risk may be increased by the use of derivatives to increase allocations to various market exposures.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities, including CMOs, are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Funds.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non- U.S. currencies, non-U.S. currency futures contracts and swaps for cross-currency investments. Foreign currencies will fluctuate, and may decline, in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Cybersecurity and Operational Risk

The Fund and its service providers, and shareholders’ ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. It is not possible for the Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those

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derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Dividend Risk

An issuer of stock held by the Funds may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks.

Emerging Markets Risk

When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures.

Equity Investment Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in Real Estate Investment Trusts (REITs) are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

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Floating Rate Securities Risk

The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, interest payable on floating rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating rate securities typically increases. Changes in interest rates on floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in interest rates. The value of floating rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Forward Currency Contracts Risk

Forward currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Funds and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds

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may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

The Funds are subject to the risk that the market value of fixed-income securities or derivatives it holds, particularly mortgage backed and other asset backed securities, will decline due to rising interest rates. Generally, the value of investments with interest rate risk, such as fixed-income securities, will move in the opposite direction to movements in interest rates. The Federal Reserve raised the federal funds rate in December 2016, marking only the second such interest rate hike in nearly a decade. The Federal Reserve has signaled additional increases in 2017. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. The prices of fixed-income securities or derivatives are also affected by their duration. Fixed-income securities or derivatives with longer duration generally have greater sensitivity to changes in interest rates. An increase in interest rates can impact markets broadly as well.

Investment Risk

An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Funds, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Funds.

Issuer Risk

The value of, and/or the return generated by, a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk

The Funds are susceptible to the risk that certain fixed-income investments, may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. The Funds could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Funds. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, the Funds may be forced to sell certain investments at unfavorable prices meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in fixed-income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

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In addition, political events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Market Timing Risk

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, credit risk, extension risk and prepayment risk. Moreover, declines in the credit quality of the issuers of mortgage backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Funds. Additionally, certain mortgage-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Funds. Securities held by the Funds that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘’Fannie Mae’‘), the Federal Home Loan Mortgage Corporation (’’Freddie Mac’‘), and Federal Home Loan Banks are not guaranteed by the U.S. Treasury, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support. U.S. Government securities and securities of government sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The Funds’ investment in CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. Inverse IOs and POs, which are fixed-income securities with a floating or variable rate of interest, may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity.

Multiple Sub-Advisor Risk

The Manager may allocate the Funds’ assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Funds’ assets. To a significant extent, the Funds’ performance will depend on the success of the Manager in allocating the Funds’ assets to sub-advisors and its selection and oversight of the sub-advisors.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2017 (Unaudited)

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including ETFs and money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses charged by the underlying funds in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those funds.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in price.

Redemption Risk

Due to a rise in interest rates or other market developments that may cause investors to move out of fixed income securities on a large scale, the Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Funds’ performance.

Sector Risk

Sector risk is the risk associated with the Funds holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

Securities Lending Risk

To the extent the Funds lends its securities, it may be subject to the following risks; i) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities, ii) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers, iii) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions, and iv) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Segregated Assets Risk

In connection with certain transactions that may give rise to future payment obligations, including the purchase and sale of futures contracts, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to maintain cash or other liquid securities in segregated accounts could limit the Fund’s ability to pursue other opportunities as they arise.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2017 (Unaudited)

Supranational Risk

Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in non-U.S. currencies will also be subject to the risks associated with investments in non-U.S. currencies.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Fannie Mae, Freddie Mac, Federal Home Loan Bank (“FHLB”), Federal Farm Credit Bank (“FFCB”), and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. Government securities and securities of government sponsored entities are also subject to credit risk, interest rate risk and market risk.

Valuation Risk

The Funds may value certain assets at a price different from the price at which they can be sold. This risk may be especially pronounced for investments, such as certain derivatives, which may be illiquid or which may become illiquid.

Variable and Floating Rate Securities Risk

The interest rates payable on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk.

As short-term interest rates decline, interest payable on floating-rate securities typically decreases. Alternatively, during periods of rising interest rates, interest payable on floating-rate securities typically increases. Changes in the interest rates of floating-rate securities may lag behind changes in market rates or may have limits on the maximum rate change for a given period of time. The value of floating-rate securities may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2017 (Unaudited)

Securities Lending

The Balanced Fund, International Equity Fund, Large Cap Value Fund, Mid-Cap Value Fund, and Small Cap Value Fund may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark to market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2017, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$3,754,799	$4,022,625	$—	$4,022,625
International Equity	12,182,050	12,737,810	—	12,737,810
Large Cap Value	69,047,637	71,890,642	—	71,890,642
Mid-Cap Value	23,781,419	24,140,592	—	24,140,592
Small Cap Value	224,300,137	230,085,543	—	230,085,543

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

July 31, 2017 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of July 31, 2017, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$312,224,218	$60,279,595	$(7,114,181)	$53,165,414
Garcia Hamilton Quality Bond	139,635,016	331,221	(398,976)	(67,755)
International Equity	2,573,747,431	444,988,775	(75,397,063)	369,591,712
Large Cap Value	6,014,705,396	1,799,872,145	(285,868,896)	1,514,003,249
Mid-Cap Value	568,802,328	119,220,354	(21,192,652)	98,027,702
Small Cap Value	5,890,854,747	1,390,996,856	(225,268,393)	1,165,728,463

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended October 31, 2016, the following Funds have the capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
International Equity	$19,955,541	$44,112,279
Mid-Cap Value	3,967,291	0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 29, 2017

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 29, 2017